CCM Alternative Income Fund	(Unaudited)

Schedule of Investments August 31, 2021

	Shares	Value
COMMON STOCK - 45.57%
Communication Services - 3.93%
AT&T (a)	10,500	$287,910
Omnicom Group	3,500	256,270
Verizon Communications (b)	7,200	396,000
		940,180
Consumer Discretionary - 1.53%
Restaurant Brands International	5,700	365,997

Consumer Staples - 2.09%
Coca-Cola Femsa	2,900	167,910
Mondelez International, Cl A (b)	4,000	248,280
Unilever	1,500	83,520
		499,710
Energy - 6.07%
Enviva Partners (c)	26,852	1,451,082

Financials - 9.97%
Aflac	2,100	119,028
Allstate Corp.	3,900	527,592
Fidelity National Financial (b)	10,800	527,364
Financial Institutions	12,000	381,120
JPMorgan Chase	2,200	351,890
Principal Financial Group (a)	2,600	173,706
Toronto-Dominion Bank (b)	4,700	305,218
		2,385,918
Health Care - 6.43%
Bristol-Myers Squibb (a)(b)	5,700	381,102
Cardinal Health (b)	4,300	225,707
Cigna Corp.	1,000	211,650
Merck	5,200	396,708
Organon	9,520	322,633
		1,537,800
Information Technology - 1.77%
Broadcom	850	422,628

Real Estate - 7.59%
American Tower Corp. (d)	800	233,736
Healthcare Trust of America, Cl A (b)(d)	10,000	303,300
Realty Income (d)	8,500	613,870
WP Carey (d)	8,500	664,020
		1,814,926
Utilities - 6.19%
Clearway Energy, Cl A	9,500	282,530
Clearway Energy, Cl C	8,800	276,232
CMS Energy Corp.	5,000	320,650
Dominion Energy	3,500	272,440
NextEra Energy Partners	4,100	327,713
		1,479,565
TOTAL COMMON STOCK
(Cost $10,019,073)		10,897,806

CCM Alternative Income Fund

	Principal Amount	Value
MUNICIPAL BONDS - 21.81%
California - 3.53%
Central Valley Support Joint Powers Agency, Ser D, RB
6.076%, 09/01/2029 (a)	$150,000	$190,198
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031 (a)	260,000	319,249
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	250,000	334,272
		843,719

Florida - 3.27%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040 (a)	500,000	781,242

Georgia - 2.05%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	490,410

Illinois - 2.08%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	497,407

Maryland - 3.21%
Baltimore, TA
5.375%, 09/01/2025 (a)	230,000	240,029
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030 (a)	500,000	528,864
		768,893

Nevada - 4.39%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	1,051,049

New Jersey - 2.41%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026 (a)	495,000	575,297

Washington - 0.87%
King County Housing Authority, RB
Callable 10/19/2021 @ 100
6.375%, 12/31/2046	205,000	207,428

TOTAL MUNICIPAL BONDS
(Cost $4,547,905)		5,215,445

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.00%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 7.95%, 12/15/2028 (e)	21,356	3,333

FHA Project Loans - 8.59%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	93,996	93,586

CCM Alternative Income Fund	(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	$1,759,293	$1,812,251
Pool A35272, 6.95%, 11/01/2025 (f)(g)	147,903	147,395
		2,053,232

FNMA Multifamily - 1.45%
Pool 464296, 5.86%, 01/01/2028	309,307	346,114

GNMA Multifamily - 1.80%
Pool 2021-699710, 5.43%, 07/15/2044	372,295	372,124
Pool 2010-68, 6.49%, 06/20/2040 (e)	312,282	58,198
		430,322

Small Business Administration - 0.08%
2008-20C, 5.49%, 03/01/2028	16,937	18,615

USDA Loan - 7.07%
Pool Ryze, 5.25%, 06/25/2038	734,580	848,293
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	772,953	843,755
		1,692,048
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,569,018)		4,543,664

	Shares
PREFERRED STOCK - 10.32%
Consumer Discretionary - 3.39%
Qurate Retail, 03/15/2031	7,500	810,000

Financials - 6.93%
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month + 4.697% (d) (h)	14,000	357,980
Capstead Mortgage Corp. (d) (h)	15,100	385,050
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month + 5.011% (d) (h)	36,000	915,840
		1,658,870
TOTAL PREFERRED STOCK
(Cost $1,889,561)		2,468,870

	Principal Amount
ASSET-BACKED SECURITIES - 5.86%
Dividend Solar Loans
3.67%, 08/22/2039 (i)	$309,347	330,281
FREED Trust
3.87%, 06/18/2026 (i)	52,625	52,831
HSI Asset Securitization Corp Trust
0.86%, VAR ICE LIBOR USD 1 Month + 0.780%, 11/25/2035	155,900	154,908
Mill City Solar Loan
4.34%, 03/20/2043 (i)	368,496	405,361
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (i)	65,037	69,245
4.01%, 06/22/2043 (i)	72,856	78,707
TES
4.33%, 10/20/2047 (i)	290,514	311,216
TOTAL ASSET-BACKED SECURITIES
(Cost $1,263,555)		1,402,549

CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS - 4.18%
Corporate Bond - 4.18%
Century Housing Corp.
4.00%, 11/01/2021	$500,000	$501,624
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	250,000	267,939
Salvation Army
5.68%, 09/01/2031	100,000	125,956
YMCA of Greater New York
4.27%, 08/01/2024	100,000	104,949
TOTAL CORPORATE BONDS
(Cost $951,293)		1,000,468

CLOSED-END FUND - 2.56%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (a)	57,000	612,750
TOTAL CLOSED-END FUND
(Cost $409,761)		612,750

	Shares
EXCHANGE - TRADED FUND - 1.25%
Global X S&P 500 Covered Call ETF	6,000	298,800
TOTAL EXCHANGE - TRADED FUND
(Cost $296,431)		298,800

SHORT-TERM INVESTMENT - 3.48%
Money Market Fund - 3.48%
First American Government Obligations Fund, Cl Z, 0.02%, (j)	832,351	832,351
TOTAL SHORT-TERM INVESTMENT
(Cost $832,351)		832,351

Total Investments (Cost $24,778,948) - 114.03%		$27,272,703
Liabilities in Excess of Other Assets, Net - (14.03)%		(3,355,549)
NET ASSETS - 100.00%		$23,917,154

	Contracts
WRITTEN OPTIONS - (0.03)% (k) (l)

TOTAL WRITTEN OPTIONS
(Premiums Received $7,609)	(169)	$(6,080)

CCM Alternative Income Fund	(Unaudited)

A list of the open futures contracts held by the Fund at August 31, 2021 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-MINI	(2)	Sep-2021	$(233,855)	$(227,120)	$6,735
S&P 500 Index E-MINI	(6)	Sep-2021	(1,261,689)	(1,356,150)	(94,461)
U.S. 2-Year Treasury Note	(1)	Oct-2021	(220,678)	(220,640)	38
U.S. 5-Year Interest Rate Swap	(27)	Sep-2021	(2,640,524)	(2,648,953)	(8,429)
U.S. 5-Year Treasury Note	(8)	Oct-2021	(992,110)	(993,438)	(1,328)
U.S. 10-Year Interest Rate Swap	(10)	Sep-2021	(944,513)	(966,562)	(22,049)
U.S. 10-Year Treasury Note	(10)	Sep-2021	(1,324,667)	(1,340,469)	(15,802)
U.S. Long Treasury Bond	(8)	Sep-2021	(1,268,733)	(1,316,250)	(47,517)
			$(8,886,769)	$(9,069,582)	$(182,813)

A list of the open options contracts held by the Fund at August 31, 2021, is as follows:

	Contracts	Notional Amount	Value
WRITTEN OPTIONS (k) - 0.00%
Call Options
Bristol-Myers Squibb
Expires 09/18/2021, Strike Price $70.00	(5)	$(33,430)	$(70)
Cardinal Health
Expires 09/18/2021, Strike Price $55.00	(21)	(110,229)	(315)
Expires 09/18/2021, Strike Price $53.00	(22)	(115,478)	(1,320)
Fidelity National Financial
Expires 09/18/2021, Strike Price $50.00	(25)	(122,075)	(875)
Healthcare Tower American, Cl A
Expires 09/18/2021, Strike Price $30.00	(50)	(151,650)	(3,200)
Mondelez International, Cl A
Expires 09/18/2021, Strike Price $65.50	(12)	(74,484)	(120)
Toronto-Dominion Bank
Expires 09/18/2021, Strike Price $70.00	(12)	(77,928)	(48)
Verizon Communications
Expires 09/18/2021, Strike Price $57.00	(22)	(121,000)	(132)

TOTAL WRITTEN OPTIONS
(Premiums Received $7,609)			$(6,080)

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Security considered to be a Master Limited Partnership. At August 31, 2021 these securities amounted to $1,451,082 or 6.07% of total net assets.
(d)	REIT - Real Estate Investment Trust.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Level 3 security in accordance with fair value hierarchy.

CCM Alternative Income Fund

(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2021 is $2,053,232, which represents 8.51% of total net assets.

(h)	Perpetual security with no stated maturity date.
(i)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2021, these securities amounted to $1,247,641, which represents 5.22% of total net assets.

(j)	The rate shown is the 7-day effective yield as of August 31, 2021.
(k)	Refer to table below for details on Options Contracts.
(l)	Non-income producing security.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's
Ser — Series
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at August 31, 2021:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$10,897,806	$—	$—		$10,897,806
Municipal Bonds	—	5,215,445	—		5,215,445
U.S. Government & Agency Obligations	—	2,490,432	2,053,232		4,543,664
Preferred Stock	2,083,820	385,050	—		2,468,870
Asset-Backed Securities	—	1,402,549	—		1,402,549
Corporate Bonds	—	1,000,468	—		1,000,468
Closed-End Fund	612,750	—	—		612,750
Exchange - Traded Fund	298,800	—	—		298,800
Short-Term Investment	832,351	—	—		832,351
Total Investments in Securities	$14,725,527	$10,493,944	$2,053,232	*	$27,272,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(6,080)	$—	$—	$(6,080)
Future Contracts**
Unrealized Appreciation	6,773	—	—	6,773
Unrealized Depreciation	(189,586)	—	—	(189,586)
Total Other Financial Instruments	$(188,893)	$—	$—	$(188,893)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

CCM Alternative Income Fund	(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$2,080,712
Accrued discounts/premiums	(374)
Realized gain/(loss)	(358)
Change in unrealized appreciation/(depreciation)	(11,467)
Purchases	—
Sales	(15,281)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2021	$2,053,232
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(11,467)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2021	$24,763
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	140
Purchases	—
Sales	(24,903)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2021	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$140

CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$2,053,232	Matrix Pricing	FHA Poject Loans Structure Average Life Years Spread to Benchmark Variance to Dealer Average	2 out of lockout with remaining maturity term ranges 0.25 years. The remaining FHA Securities have a lockout of 0.83 Years. 0.15-1.65 (0.65) Years N+255 - N+347 (N+286) -3.50%-1.17% (-0.42%)

CCM Community Impact Bond Fund	(Unaudited)

Schedule of Investments August 31, 2021

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.49%
FGLMC Single Family - 9.21%
Pool QB3154, 2.00%, 09/01/2050	$3,607,009	$3,658,581
Pool QB3835, 2.00%, 09/01/2050	4,193,023	4,252,974
Pool QB3978, 2.00%, 09/01/2050	4,294,500	4,355,902
Pool RA3677, 2.00%, 09/01/2050	1,836,477	1,862,735
Pool QB4065, 2.00%, 10/01/2050	1,864,599	1,891,259
Pool QB4506, 2.00%, 10/01/2050	4,352,972	4,415,210
Pool QB5044, 2.00%, 11/01/2050	3,189,389	3,234,990
Pool QB5903, 2.00%, 11/01/2050	1,816,862	1,844,271
Pool QB6583, 2.00%, 12/01/2050	1,658,364	1,682,075
Pool QB7302, 2.00%, 01/01/2051	2,769,686	2,811,470
Pool QB8043, 2.00%, 01/01/2051	2,575,062	2,618,014
Pool QB8769, 2.00%, 02/01/2051	4,172,292	4,231,947
Pool QB9466, 2.00%, 03/01/2051	7,264,134	7,367,996
Pool RA4768, 2.00%, 03/01/2051	3,371,705	3,419,913
Pool RA4907, 2.00%, 03/01/2051	2,147,862	2,178,571
Pool RA4957, 2.00%, 03/01/2051	2,289,309	2,322,041
Pool QC0480, 2.00%, 04/01/2051	4,472,165	4,539,722
Pool QC1370, 2.00%, 04/01/2051	3,577,453	3,634,160
Pool RA5067, 2.00%, 04/01/2051	1,760,390	1,785,559
Pool QC2682, 2.00%, 06/01/2051	768,646	781,893
Pool QC3549, 2.00%, 06/01/2051	1,024,866	1,041,112
Pool QC4340, 2.00%, 07/01/2051	3,630,095	3,681,997
Pool RA5570, 2.00%, 07/01/2051	2,200,508	2,231,971
Pool RA5594, 2.00%, 07/01/2051	2,349,209	2,382,798
Pool QC5139, 2.00%, 08/01/2051	4,604,170	4,673,723
Pool RA5698, 2.00%, 08/01/2051	2,318,282	2,351,429
Pool QC6906, 2.00%, 09/01/2051	2,967,149	3,009,573
Pool RA2477, 2.50%, 04/01/2050	1,246,169	1,295,422
Pool RA2531, 2.50%, 05/01/2050	2,407,557	2,521,895
Pool RA2532, 2.50%, 05/01/2050	1,009,708	1,055,435
Pool RA2612, 2.50%, 05/01/2050	6,328,108	6,578,220
Pool QB0264, 2.50%, 06/01/2050	1,059,990	1,101,885
Pool QB0406, 2.50%, 06/01/2050	913,406	949,552
Pool QB0768, 2.50%, 07/01/2050	361,487	376,975
Pool QB0769, 2.50%, 07/01/2050	2,111,455	2,195,009
Pool QB0821, 2.50%, 07/01/2050	920,235	957,256
Pool QB1534, 2.50%, 07/01/2050	1,437,172	1,494,821
Pool QB1536, 2.50%, 07/01/2050	1,095,142	1,138,426
Pool QB1680, 2.50%, 07/01/2050	1,008,609	1,048,474
Pool RA3120, 2.50%, 07/01/2050	3,259,072	3,387,884
Pool QB2045, 2.50%, 08/01/2050	3,494,063	3,632,162
Pool QB2636, 2.50%, 08/01/2050	1,853,220	1,926,556
Pool QB2675, 2.50%, 08/01/2050	1,734,237	1,806,786
Pool QB2739, 2.50%, 08/01/2050	1,950,305	2,027,388
Pool RA3298, 2.50%, 08/01/2050	4,426,819	4,601,785
Pool RA3322, 2.50%, 08/01/2050	1,185,610	1,232,470
Pool RA3381, 2.50%, 08/01/2050	3,493,677	3,631,761
Pool QB3152, 2.50%, 09/01/2050	2,969,253	3,086,610
Pool QB3834, 2.50%, 09/01/2050	2,291,340	2,383,441
Pool QB3976, 2.50%, 09/01/2050	2,437,440	2,538,015

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool RA3545, 2.50%, 09/01/2050	$1,273,443	$1,323,774
Pool QB4066, 2.50%, 10/01/2050	1,135,465	1,181,805
Pool QB4507, 2.50%, 10/01/2050	3,659,438	3,804,074
Pool QB5042, 2.50%, 11/01/2050	5,917,336	6,151,212
Pool QB5904, 2.50%, 11/01/2050	2,551,267	2,653,939
Pool QB7304, 2.50%, 01/01/2051	1,114,384	1,160,416
Pool QC1163, 2.50%, 04/01/2051	1,592,611	1,656,995
Pool QC1953, 2.50%, 05/01/2051	2,841,740	2,962,569
Pool QC2684, 2.50%, 06/01/2051	1,214,943	1,265,356
Pool QC3550, 2.50%, 07/01/2051	3,275,590	3,411,508
Pool QC4341, 2.50%, 07/01/2051	1,889,189	1,965,564
Pool QC5136, 2.50%, 07/31/2051	3,348,437	3,483,805
Pool QC6907, 2.50%, 09/01/2051	1,320,614	1,372,810
Pool Q16506, 3.00%, 02/01/2043	32,086	33,744
Pool Q40627, 3.00%, 05/01/2046	2,907,647	3,084,818
Pool Q41877, 3.00%, 07/01/2046	1,425,485	1,512,232
Pool Q43158, 3.00%, 09/01/2046	816,345	865,614
Pool Q44344, 3.00%, 11/01/2046	352,724	372,528
Pool Q44395, 3.00%, 11/01/2046	1,632,048	1,727,482
Pool Q45623, 3.00%, 01/01/2047	3,141,178	3,329,643
Pool QA2173, 3.00%, 08/01/2049	792,675	831,652
Pool RA1190, 3.00%, 08/01/2049	606,492	635,415
Pool QA3109, 3.00%, 09/01/2049	1,376,840	1,440,661
Pool QA3562, 3.00%, 10/01/2049	1,707,022	1,790,558
Pool QA4231, 3.00%, 11/01/2049	1,852,103	1,939,714
Pool QA4780, 3.00%, 11/01/2049	1,431,352	1,499,323
Pool RA1773, 3.00%, 11/01/2049	1,196,258	1,255,074
Pool QA5579, 3.00%, 12/01/2049	1,904,499	1,996,913
Pool QA5900, 3.00%, 12/02/2049	1,095,595	1,146,523
Pool QA5721, 3.00%, 01/01/2050	1,455,048	1,530,294
Pool QA6535, 3.00%, 01/01/2050	1,674,812	1,756,772
Pool RA2089, 3.00%, 01/01/2050	520,131	544,133
Pool QA6834, 3.00%, 02/01/2050	1,049,597	1,099,710
Pool QA7417, 3.00%, 02/01/2050	1,732,447	1,817,252
Pool QA7634, 3.00%, 03/01/2050	1,711,260	1,793,080
Pool QA8482, 3.00%, 03/01/2050	1,770,054	1,858,694
Pool QB0265, 3.00%, 06/01/2050	816,743	855,177
Pool QB0757, 3.00%, 07/01/2050	1,082,717	1,140,914
Pool QB0816, 3.00%, 07/01/2050	601,918	630,242
Pool QB1681, 3.00%, 07/01/2050	813,411	859,151
Pool QB2046, 3.00%, 08/01/2050	1,722,376	1,812,951
Pool QB2674, 3.00%, 08/01/2050	1,837,314	1,923,763
Pool QB3153, 3.00%, 09/01/2050	1,988,925	2,089,251
Pool Q07121, 3.50%, 04/01/2042	27,322	28,906
Pool Q07398, 3.50%, 04/01/2042	48,530	51,697
Pool Q37430, 3.50%, 11/01/2045	101,569	109,594
Pool Q38376, 3.50%, 01/01/2046	681,889	735,829
Pool Q39359, 3.50%, 03/01/2046	1,207,163	1,302,401
Pool Q40641, 3.50%, 05/01/2046	442,122	479,029
Pool Q45628, 3.50%, 01/01/2047	2,707,377	2,923,129
Pool Q47221, 3.50%, 03/01/2047	584,170	622,648
Pool Q48279, 3.50%, 05/01/2047	666,661	713,696
Pool Q49035, 3.50%, 06/01/2047	679,668	724,610
Pool Q49605, 3.50%, 07/01/2047	425,935	453,379

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool Q50514, 3.50%, 08/01/2047	$55,253	$58,513
Pool Q50393, 3.50%, 09/01/2047	1,659,214	1,776,158
Pool Q50943, 3.50%, 09/01/2047	508,349	542,398
Pool Q51685, 3.50%, 10/01/2047	1,350,962	1,441,643
Pool V83539, 3.50%, 10/01/2047	1,490,801	1,605,543
Pool Q52610, 3.50%, 11/01/2047	1,384,867	1,504,272
Pool V83815, 3.50%, 12/01/2047	1,012,764	1,084,958
Pool Q53325, 3.50%, 01/01/2048	1,275,354	1,362,422
Pool Q54012, 3.50%, 01/01/2048	1,817,119	1,947,245
Pool Q54511, 3.50%, 02/01/2048	1,508,807	1,603,797
Pool Q54585, 3.50%, 02/01/2048	1,597,329	1,697,914
Pool Q54876, 3.50%, 03/01/2048	713,198	760,901
Pool Q55002, 3.50%, 03/01/2048	1,438,571	1,534,644
Pool Q62396, 3.50%, 04/01/2049	319,784	339,982
Pool QA2301, 3.50%, 08/01/2049	644,963	685,852
Pool QA3110, 3.50%, 09/01/2049	805,452	856,668
Pool QA3982, 3.50%, 10/01/2049	705,831	746,442
Pool QA4885, 3.50%, 11/01/2049	497,945	530,155
Pool QA6536, 3.50%, 01/01/2050	915,275	972,802
Pool QA7418, 3.50%, 02/01/2050	1,065,486	1,135,347
Pool Q39374, 4.00%, 03/01/2046	50,191	54,052
Pool Q47223, 4.00%, 03/01/2047	487,088	528,613
Pool Q47775, 4.00%, 04/01/2047	790,046	858,649
Pool Q48287, 4.00%, 05/01/2047	1,714,430	1,858,235
Pool Q48819, 4.00%, 06/01/2047	1,767,600	1,916,368
Pool Q49040, 4.00%, 06/01/2047	3,086,220	3,341,188
Pool Q49606, 4.00%, 07/01/2047	2,137,172	2,319,578
Pool Q49898, 4.00%, 08/01/2047	663,427	718,792
Pool Q50396, 4.00%, 08/01/2047	76,042	82,071
Pool Q50397, 4.00%, 08/01/2047	2,097,747	2,273,708
Pool Q50951, 4.00%, 09/01/2047	1,093,468	1,182,523
Pool Q51686, 4.00%, 10/01/2047	1,039,755	1,129,373
Pool V83540, 4.00%, 10/01/2047	812,327	885,636
Pool Q53883, 4.00%, 01/01/2048	725,750	785,656
Pool Q54464, 4.00%, 02/01/2048	801,923	865,187
Pool Q54586, 4.00%, 02/01/2048	3,206,032	3,473,919
Pool Q54877, 4.00%, 02/01/2048	655,878	711,175
Pool Q55004, 4.00%, 03/01/2048	1,245,764	1,345,189
Pool Q55631, 4.00%, 04/01/2048	1,430,972	1,543,581
Pool Q56253, 4.00%, 05/01/2048	1,538,647	1,662,930
Pool Q56469, 4.00%, 06/01/2048	567,036	613,654
Pool Q56900, 4.00%, 06/01/2048	1,256,785	1,367,281
Pool Q57029, 4.00%, 07/01/2048	932,986	1,009,726
Pool Q57388, 4.00%, 07/01/2048	713,564	769,859
Pool Q57694, 4.00%, 08/01/2048	690,932	746,531
Pool Q58271, 4.00%, 09/01/2048	682,020	738,161
Pool Q58366, 4.00%, 09/01/2048	199,683	214,392
Pool Q58774, 4.00%, 10/01/2048	1,160,287	1,261,069
Pool Q59058, 4.00%, 10/01/2048	422,175	453,265
Pool Q59686, 4.00%, 11/01/2048	712,126	768,678
Pool Q60213, 4.00%, 12/01/2048	791,779	852,197
Pool Q60598, 4.00%, 01/01/2049	319,144	341,973
Pool Q61151, 4.00%, 01/01/2049	748,259	808,526
Pool Q61387, 4.00%, 02/01/2049	1,055,831	1,141,614

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool Q61800, 4.00%, 03/01/2049	$893,455	$963,154
Pool Q61986, 4.00%, 03/01/2049	1,411,417	1,512,038
Pool Q62397, 4.00%, 04/01/2049	930,388	996,774
Pool QA4064, 4.00%, 10/01/2049	538,540	579,776
Pool A91363, 4.50%, 03/01/2040	80,584	87,180
Pool A91756, 4.50%, 03/01/2040	183,398	198,758
Pool A93467, 4.50%, 08/01/2040	76,433	82,688
Pool Q01597, 4.50%, 05/01/2041	131,567	142,338
Pool Q02377, 4.50%, 07/01/2041	146,332	158,378
Pool Q47624, 4.50%, 04/01/2047	621,810	681,430
Pool Q48294, 4.50%, 05/01/2047	485,683	527,354
Pool Q49044, 4.50%, 07/01/2047	892,226	979,203
Pool Q49608, 4.50%, 07/01/2047	256,374	277,745
Pool Q49902, 4.50%, 08/01/2047	258,105	282,594
Pool Q55774, 4.50%, 04/01/2048	704,807	766,358
Pool Q56476, 4.50%, 05/01/2048	989,636	1,080,285
Pool Q56906, 4.50%, 06/01/2048	1,986,483	2,172,602
Pool Q57389, 4.50%, 07/01/2048	840,236	916,044
Pool Q57906, 4.50%, 08/01/2048	1,502,361	1,650,899
Pool Q58775, 4.50%, 09/01/2048	1,623,387	1,772,140
Pool Q59454, 4.50%, 11/01/2048	277,558	300,942
Pool Q60215, 4.50%, 11/01/2048	1,069,723	1,167,728
Pool Q61389, 4.50%, 02/01/2049	108,667	117,440
Pool A91364, 5.00%, 03/01/2040	176,182	193,247
Pool A92906, 5.00%, 07/01/2040	262,230	290,955
Pool A56707, 5.50%, 01/01/2037	61,360	68,483
Pool A58653, 5.50%, 03/01/2037	53,148	59,326
Pool A68746, 5.50%, 10/01/2037	130,822	146,107
Pool A76192, 5.50%, 04/01/2038	267,520	302,004
Pool A76444, 5.50%, 04/01/2038	103,063	115,072
Pool A78742, 5.50%, 06/01/2038	549,813	630,447
Pool G06072, 6.00%, 06/01/2038	282,277	335,516
Pool G06073, 6.50%, 10/01/2037	525,258	620,288
		297,928,435

FHA Project Loans - 0.28%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,801,557	2,772,046
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,411,047	5,703,878
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	573,529	590,793
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	149,233	148,720
		9,215,437

FHLB Multifamily - 2.25%
Pool 5109, 1.38%, 02/17/2023	22,870,000	23,291,717
Pool UF-2021, 2.38%, 09/10/2021	49,550,000	49,578,793
		72,870,510

FHMS Multifamily - 6.49%
Pool K-F100, 0.23%, (SOFR30A+0.180%), 01/25/2028	32,049,225	32,020,660
Pool F118, 0.25%, (SOFR30A+0.200%), 07/25/2028	4,628,000	4,633,093
Pool F116, 0.26%, (SOFR30A+0.210%), 06/25/2028	13,937,000	13,939,723
Pool F113, 0.28%, (SOFR30A+0.230%), 05/25/2028	9,339,843	9,351,675
Pool KF97, 0.30%, (SOFR30A+0.250%), 12/25/2030	4,000,000	4,003,500
Pool F105, 0.30%, (SOFR30A+0.250%), 02/25/2031	14,205,000	14,224,662
Pool KF36, 0.43%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,014,618	2,016,914

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool KJ33, 0.44%, 12/25/2025	$7,397,764	$7,370,281
Pool Q012, 0.58%, 08/25/2025	3,166,740	3,165,389
Pool SB83, 0.63%, 01/25/2026 (c)	3,201,712	3,192,374
Pool SB82, 0.67%, 11/25/2025 (c)	2,696,469	2,687,817
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,477,968
Pool SB87, 0.78%, 04/25/2041 (c)	4,759,139	4,769,972
Pool P003, 0.83%, 02/25/2031	6,476,354	6,325,389
Pool KG04, 0.85%, 06/25/2030	8,948,653	8,811,309
Pool SB82, 0.86%, 12/25/2027 (c)	2,986,337	2,963,373
Pool K123, 0.93%, 06/25/2030	2,891,846	2,866,609
Pool K124, 0.96%, 08/25/2030	2,839,620	2,815,244
Pool Q012, 1.01%, 08/25/2030	4,599,991	4,519,160
Pool SB87, 1.07%, 04/25/2028 (c)	1,309,500	1,315,299
Pool P009, 1.13%, 01/25/2031	26,623,580	26,737,609
Pool WA4405, 1.15%, 05/01/2027	3,429,141	3,467,822
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	7,930,256
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,877,540
Pool K109, 1.56%, 04/25/2030	1,500,000	1,519,536
Pool Q014, 1.56%, 01/25/2036	2,768,639	2,709,565
Pool K741, 1.60%, 12/25/2027	20,000,000	20,552,232
Pool ML08, 1.88%, 07/25/2037	1,393,301	1,417,593
Pool ML08, 1.90%, 11/25/2037	1,794,278	1,828,753
Pool WA1102, 1.92%, 12/01/2028	1,013,063	1,052,170
Pool WN0034, 1.94%, 04/01/2037	847,880	843,912
Pool K094, 2.70%, 04/25/2029	3,928,127	4,236,560
Pool SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	739,410	751,555
Pool SB43, 3.00%, 10/25/2027 (c)	628,662	655,976
		210,051,490

FNMA Multifamily - 10.49%
Pool BS1397, 0.29%, (SOFR30A+0.240%), 03/01/2031	7,970,000	7,966,959
Pool BS1398, 0.29%, (SOFR30A+0.240%), 03/01/2031	1,930,000	1,929,264
Pool BS1399, 0.29%, (SOFR30A+0.240%), 03/01/2031	9,120,000	9,116,521
Pool BL4132, 0.31%, (SOFR30A+0.260%), 04/01/2031	12,880,000	12,875,834
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,310,429
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,718,440
Pool BS1033, 1.02%, 02/01/2028	7,459,386	7,353,976
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,377,611
Pool BL8108, 1.19%, 09/01/2032	2,939,385	2,854,472
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,679,077
Pool BL7892, 1.24%, 08/01/2030	6,363,452	6,287,605
Pool BL7247, 1.25%, 06/01/2030	3,109,000	3,084,629
Pool BL7686, 1.28%, 08/01/2030	2,934,512	2,909,023
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,902,688
Pool BL7898, 1.31%, 08/01/2032	8,100,000	7,810,163
Pool BL8103, 1.32%, 12/01/2030	7,120,870	7,068,382
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,855,364
Pool BL8013, 1.36%, 08/01/2035	4,299,222	4,106,965
Pool BL8014, 1.36%, 08/01/2035	3,970,024	3,792,489
Pool BS0025, 1.38%, 12/01/2030	7,887,097	7,865,115
Pool BS0596, 1.38%, 01/01/2031	200,000	198,143
Pool BL7636, 1.41%, 07/01/2032	1,100,000	1,078,033
Pool M1S, 1.43%, 12/25/2030 (c)	13,550,000	13,494,295
Pool BL7257, 1.44%, 06/01/2032	407,529	404,929

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BS1017, 1.45%, 02/01/2031	$3,120,000	$3,113,005
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,390,417
Pool BL6827, 1.50%, 06/01/2032	6,208,219	6,219,555
Pool BS1482, 1.61%, 03/01/2031	1,487,418	1,508,589
Pool BS0391, 1.63%, 01/01/2033	4,621,000	4,602,461
Pool BL7351, 1.65%, 07/01/2030	655,000	666,548
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,797,192
Pool BL7338, 1.81%, 07/01/2032	1,757,353	1,801,887
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,755,416
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,785,484
Pool BL6240, 1.94%, 03/01/2030	750,000	779,633
Pool BS1922, 2.03%, 05/01/2031	2,000,000	2,075,269
Pool AN2159, 2.06%, 12/01/2022	1,374,146	1,373,852
Pool BL6159, 2.06%, 03/01/2030	1,811,467	1,899,918
Pool BL5261, 2.18%, 03/01/2030	1,942,637	2,050,322
Pool AM1491, 2.24%, 11/01/2022	1,612,158	1,634,074
Pool AN1684, 2.30%, 06/01/2023	2,553,966	2,618,859
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,559,604
Pool AM1114, 2.34%, 11/01/2022	1,024,857	1,039,564
Pool BL5452, 2.41%, 01/01/2030	3,387,089	3,624,477
Pool BL4589, 2.45%, 10/01/2029	6,421,608	6,899,787
Pool AM2198, 2.48%, 01/01/2023	89,979	91,659
Pool BL4134, 2.52%, 02/01/2034	670,000	724,969
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,077,799
Pool AN1381, 2.56%, 08/01/2026	877,345	938,005
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,443,924
Pool AN1428, 2.69%, 04/01/2026	562,890	603,099
Pool AN0668, 2.75%, 10/01/2021	2,013,597	2,013,233
Pool AN0761, 2.75%, 10/01/2021	2,631,471	2,630,995
Pool AN0777, 2.75%, 11/01/2021	2,073,900	2,073,525
Pool AM9007, 2.78%, 05/01/2025	463,833	494,501
Pool AM8561, 2.82%, 04/01/2025	3,954,235	4,224,289
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,987,576
Pool AN0876, 2.85%, 02/01/2026	1,346,700	1,449,988
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,312,920
Pool 471460, 2.88%, 06/01/2022	826,161	832,964
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,734,412
Pool AN5781, 2.96%, 06/01/2029	463,445	485,358
Pool AN8458, 2.97%, 02/01/2025	4,877,545	5,220,760
Pool AN5536, 2.97%, 05/01/2027	3,183,410	3,483,576
Pool BL2741, 2.97%, 06/01/2029	3,383,979	3,746,944
Pool AN6926, 3.00%, 11/01/2032	979,414	1,081,972
Pool BL4558, 3.00%, 11/01/2035	831,614	931,125
Pool AN7354, 3.03%, 11/01/2027	2,603,159	2,868,711
Pool AN3838, 3.05%, 01/01/2022	465,933	465,853
Pool AN5273, 3.06%, 05/01/2027	392,674	431,679
Pool AN6579, 3.06%, 09/01/2027	1,420,625	1,521,544
Pool AN5758, 3.09%, 06/01/2027	1,465,289	1,569,881
Pool BL2603, 3.10%, 05/01/2029	5,567,818	6,191,014
Pool AN4301, 3.15%, 01/01/2027	487,065	536,709
Pool AN8567, 3.15%, 03/01/2028	7,212,065	8,011,483
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,960,295
Pool AN8521, 3.19%, 03/01/2028	2,443,972	2,559,905
Pool AN9141, 3.20%, 05/01/2025	1,284,258	1,330,104

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool AN6262, 3.20%, 08/01/2027	$501,783	$557,193
Pool AN6232, 3.20%, 08/01/2029	4,947,742	5,550,334
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,390,591
Pool AN4133, 3.21%, 01/01/2033	229,141	258,383
Pool AM8227, 3.21%, 03/01/2033	88,773	99,428
Pool AM9393, 3.23%, 07/01/2025	896,323	972,650
Pool AN5792, 3.30%, 04/01/2034	909,986	1,042,251
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,710,326
Pool AM9780, 3.31%, 03/01/2031	371,531	400,351
Pool BL2249, 3.32%, 04/01/2029	796,003	892,278
Pool AM6620, 3.34%, 08/01/2024	526,687	526,399
Pool BL2377, 3.34%, 05/01/2031	2,859,327	3,248,225
Pool AN8814, 3.36%, 04/01/2028	946,540	1,063,352
Pool AN4505, 3.36%, 02/01/2032	959,032	1,091,429
Pool AM3973, 3.37%, 07/01/2023	3,145,392	3,182,249
Pool AN5418, 3.40%, 05/01/2033	750,000	868,334
Pool AM5986, 3.44%, 06/01/2026	580,320	641,210
Pool AN9534, 3.45%, 06/01/2025	2,372,094	2,580,467
Pool BL0478, 3.57%, 10/01/2025	2,007,012	2,134,511
Pool AN1108, 3.76%, 03/01/2046	271,647	306,536
Pool AN4171, 3.79%, 01/01/2035	789,179	840,316
Pool AN9844, 3.80%, 07/01/2030	782,534	915,226
Pool 469075, 3.82%, 09/01/2021	626,105	626,128
Pool BL1090, 3.82%, 12/01/2025	962,183	1,008,049
Pool AM9376, 3.83%, 07/01/2045	451,864	512,109
Pool 469094, 3.90%, 09/01/2026	108,176	108,375
Pool AN0360, 3.95%, 12/01/2045	100,000	120,279
Pool AN4676, 4.10%, 03/01/2047	1,254,643	1,459,904
Pool AM5197, 4.20%, 01/01/2030	380,805	453,735
Pool 468251, 4.76%, 06/01/2026	548,163	620,537
Pool 466907, 5.13%, 03/01/2026	352,550	397,658
Pool 465394, 5.20%, 03/01/2026	474,446	536,194
Pool 463895, 5.25%, 10/01/2025	331,300	373,389
Pool 874487, 5.52%, 05/01/2025	425,726	438,811
Pool 874481, 5.75%, 04/01/2022	2,986,114	3,008,009
Pool 387005, 5.95%, 06/01/2022	289,010	288,834
Pool 873949, 5.95%, 09/01/2024	1,074,822	1,078,486
Pool 463839, 5.96%, 11/01/2027	585,866	655,438
Pool 873679, 6.10%, 06/01/2024	376,844	376,617
Pool 467914, 6.10%, 04/01/2041	475,401	569,330
Pool 463997, 6.12%, 12/01/2027	890,058	1,008,410
Pool 464836, 6.23%, 03/01/2028	1,526,053	1,772,399
Pool 465260, 6.33%, 06/01/2028	1,385,333	1,574,868
Pool 464254, 6.34%, 11/01/2027	2,376,014	2,696,613
Pool 464969, 6.34%, 04/01/2028	2,421,987	2,869,265
Pool 464632, 6.50%, 02/01/2028	434,713	510,660
Pool 465588, 6.55%, 07/01/2028	529,903	627,873
Pool 466756, 6.59%, 12/01/2028	1,621,551	1,855,452
Pool 464573, 6.72%, 02/01/2040	2,124,037	2,447,217
Pool 466595, 6.78%, 11/01/2025	3,375,664	3,859,893
Pool 469854, 8.26%, 12/01/2026	1,523,919	1,895,719
		339,289,380

FNMA Single Family - 17.32%
Pool BQ1545, 2.00%, 09/01/2050	4,092,534	4,151,048

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BQ1571, 2.00%, 09/01/2050	$6,136,238	$6,223,973
Pool BQ1603, 2.00%, 09/01/2050	2,251,200	2,286,692
Pool BQ2362, 2.00%, 09/01/2050	4,383,671	4,446,348
Pool BQ3064, 2.00%, 09/01/2050	3,829,666	3,884,422
Pool CA7182, 2.00%, 09/01/2050	1,993,984	2,022,494
Pool BP7434, 2.00%, 10/01/2050	1,113,830	1,129,756
Pool BQ3112, 2.00%, 10/01/2050	2,609,111	2,646,416
Pool BQ4812, 2.00%, 10/01/2050	3,901,734	3,957,521
Pool BQ4876, 2.00%, 10/01/2050	2,572,571	2,609,353
Pool CA7287, 2.00%, 10/01/2050	2,549,538	2,585,991
Pool BQ5814, 2.00%, 11/01/2050	2,377,392	2,411,384
Pool BQ7638, 2.00%, 11/01/2050	2,606,770	2,644,041
Pool CA7661, 2.00%, 11/01/2050	3,090,811	3,135,003
Pool CA8322, 2.00%, 12/01/2050	2,250,745	2,282,925
Pool BR0679, 2.00%, 01/01/2051	3,965,848	4,022,551
Pool BR1282, 2.00%, 01/01/2051	2,240,588	2,272,624
Pool BQ4492, 2.00%, 02/01/2051	1,184,871	1,201,812
Pool BR3230, 2.00%, 02/01/2051	4,844,692	4,917,874
Pool CA9082, 2.00%, 02/01/2051	4,086,985	4,145,420
Pool BR4749, 2.00%, 03/01/2051	1,992,530	2,022,628
Pool BR5454, 2.00%, 03/01/2051	8,587,893	8,710,681
Pool BR7691, 2.00%, 04/01/2051	10,108,393	10,252,921
Pool BR9146, 2.00%, 05/01/2051	2,225,030	2,260,300
Pool CB0668, 2.00%, 05/01/2051	2,366,805	2,400,646
Pool BT0121, 2.00%, 06/01/2051	1,538,303	1,561,541
Pool BT1268, 2.00%, 07/01/2051	3,337,646	3,385,367
Pool BT1347, 2.00%, 07/01/2051	4,351,886	4,417,629
Pool BR2232, 2.00%, 08/01/2051	802,677	814,154
Pool BT2780, 2.00%, 08/01/2051	6,722,755	6,818,876
Pool BT7189, 2.00%, 08/01/2051	4,388,998	4,451,751
Pool BT9012, 2.00%, 08/01/2051	1,397,239	1,417,217
Pool BT9013, 2.00%, 08/01/2051	1,490,602	1,511,914
Pool BT7259, 2.00%, 09/01/2051	5,964,802	6,050,086
Pool BP5424, 2.50%, 05/01/2050	1,052,093	1,093,676
Pool CA5693, 2.50%, 05/01/2050	1,480,046	1,546,573
Pool BP5447, 2.50%, 06/01/2050	1,161,805	1,207,914
Pool BP5470, 2.50%, 06/01/2050	726,000	756,911
Pool BP5498, 2.50%, 06/01/2050	1,390,148	1,445,159
Pool BP8732, 2.50%, 06/01/2050	2,026,631	2,106,732
Pool CA6159, 2.50%, 06/01/2050	2,068,928	2,150,797
Pool BP8742, 2.50%, 07/01/2050	1,422,055	1,478,260
Pool BP8759, 2.50%, 07/01/2050	2,030,678	2,110,939
Pool BP8789, 2.50%, 07/01/2050	1,332,219	1,392,506
Pool BP8814, 2.50%, 07/01/2050	1,037,164	1,080,881
Pool BP9533, 2.50%, 07/01/2050	2,068,094	2,149,934
Pool BP9534, 2.50%, 07/01/2050	2,120,669	2,211,240
Pool BP9566, 2.50%, 07/01/2050	380,012	396,242
Pool BP9596, 2.50%, 08/01/2050	1,021,966	1,067,078
Pool BP9598, 2.50%, 08/01/2050	692,504	723,804
Pool BQ0192, 2.50%, 08/01/2050	1,629,115	1,696,074
Pool BQ0210, 2.50%, 08/01/2050	2,141,385	2,231,647
Pool BQ0228, 2.50%, 08/01/2050	2,134,978	2,220,744
Pool BQ0248, 2.50%, 08/01/2050	1,973,750	2,058,317
Pool CA6683, 2.50%, 08/01/2050	3,462,600	3,599,622

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool BQ1546, 2.50%, 09/01/2050	$3,203,726	$3,330,510
Pool BQ1572, 2.50%, 09/01/2050	4,410,056	4,584,359
Pool BQ1604, 2.50%, 09/01/2050	2,655,795	2,760,892
Pool BQ2363, 2.50%, 09/01/2050	1,788,540	1,859,230
Pool BQ3065, 2.50%, 09/01/2050	3,160,912	3,302,589
Pool BQ3113, 2.50%, 10/01/2050	1,925,681	2,001,791
Pool BQ4813, 2.50%, 10/01/2050	3,531,330	3,670,903
Pool BQ4877, 2.50%, 10/01/2050	2,319,131	2,416,391
Pool CA7296, 2.50%, 10/01/2050	1,070,705	1,113,023
Pool BQ5815, 2.50%, 11/01/2050	4,992,250	5,189,564
Pool BQ7638, 2.50%, 11/01/2050	4,315,432	4,488,943
Pool CA7663, 2.50%, 11/01/2050	1,939,961	2,016,688
Pool BR2612, 2.50%, 02/01/2051	797,678	831,547
Pool BR5455, 2.50%, 03/01/2051	1,549,877	1,615,776
Pool BR7692, 2.50%, 04/01/2051	1,862,453	1,937,743
Pool BR9147, 2.50%, 05/01/2051	3,296,656	3,433,443
Pool BT0122, 2.50%, 06/01/2051	5,283,166	5,491,977
Pool BT1269, 2.50%, 07/01/2051	6,137,912	6,386,052
Pool BT2707, 2.50%, 07/01/2051	7,042,658	7,321,012
Pool BT2781, 2.50%, 08/01/2051	3,951,450	4,115,411
Pool BT7190, 2.50%, 08/01/2051	3,529,221	3,669,524
Pool BT9012, 2.50%, 08/01/2051	2,731,653	2,839,619
Pool BT9012, 2.50%, 08/01/2051	734,123	763,307
Pool BT7260, 2.50%, 09/01/2051	2,713,568	2,821,445
Pool AB6333, 3.00%, 09/01/2042	445,943	475,902
Pool AP7482, 3.00%, 09/01/2042	81,897	87,181
Pool AP9712, 3.00%, 09/01/2042	88,188	94,072
Pool AB7486, 3.00%, 12/01/2042	706,144	752,734
Pool AR5591, 3.00%, 01/01/2043	40,271	42,980
Pool AT1983, 3.00%, 04/01/2043	532,993	568,723
Pool AB9496, 3.00%, 05/01/2043	24,737	25,963
Pool AR6415, 3.00%, 05/01/2043	303,903	324,014
Pool AT0343, 3.00%, 05/01/2043	36,010	38,499
Pool AS7134, 3.00%, 05/01/2046	835,296	886,107
Pool AS7340, 3.00%, 06/01/2046	2,209,498	2,344,309
Pool BC1141, 3.00%, 06/01/2046	391,561	413,898
Pool AS7521, 3.00%, 07/01/2046	1,270,056	1,347,462
Pool BD0472, 3.00%, 07/01/2046	427,712	450,150
Pool AS7816, 3.00%, 08/01/2046	2,844,388	3,014,439
Pool BC2796, 3.00%, 08/01/2046	1,640,871	1,740,425
Pool AS7899, 3.00%, 09/01/2046	1,255,197	1,325,637
Pool BD6343, 3.00%, 09/01/2046	428,063	452,727
Pool AS8079, 3.00%, 10/01/2046	2,103,376	2,228,554
Pool BC4722, 3.00%, 10/01/2046	515,180	545,386
Pool AS8290, 3.00%, 11/01/2046	1,625,163	1,720,842
Pool AS8463, 3.00%, 12/01/2046	2,205,398	2,338,555
Pool BC9073, 3.00%, 12/01/2046	1,989,404	2,106,947
Pool AS8650, 3.00%, 01/01/2047	4,729,010	4,994,940
Pool BD7042, 3.00%, 03/01/2047	518,845	546,385
Pool BN6614, 3.00%, 05/01/2049	223,666	234,074
Pool BN8885, 3.00%, 05/01/2049	316,048	332,879
Pool BN6722, 3.00%, 06/01/2049	730,637	765,542
Pool BN8907, 3.00%, 06/01/2049	379,701	399,814
Pool BN8921, 3.00%, 06/01/2049	148,393	156,389

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BO1800, 3.00%, 06/01/2049	$1,623,354	$1,703,907
Pool BO1272, 3.00%, 07/01/2049	937,030	988,087
Pool BO1283, 3.00%, 07/01/2049	571,592	598,804
Pool CA3873, 3.00%, 07/01/2049	1,503,758	1,575,622
Pool QA2069, 3.00%, 07/01/2049	519,068	543,860
Pool BN7692, 3.00%, 08/01/2049	1,268,114	1,328,720
Pool BN7703, 3.00%, 08/01/2049	3,232,995	3,385,774
Pool BO1314, 3.00%, 08/01/2049	1,279,981	1,346,311
Pool BO1318, 3.00%, 08/01/2049	1,330,970	1,396,042
Pool BO1324, 3.00%, 08/01/2049	1,963,150	2,069,659
Pool CA3957, 3.00%, 08/01/2049	2,345,322	2,471,043
Pool QA2405, 3.00%, 08/01/2049	808,239	846,836
Pool BO2209, 3.00%, 09/01/2049	1,288,175	1,350,450
Pool BO2957, 3.00%, 09/01/2049	1,309,995	1,373,774
Pool BO2962, 3.00%, 09/01/2049	1,596,394	1,674,147
Pool BO3017, 3.00%, 09/01/2049	2,247,521	2,357,395
Pool BO3200, 3.00%, 09/01/2049	941,484	986,234
Pool CA4244, 3.00%, 09/01/2049	745,421	780,310
Pool BO5402, 3.00%, 10/01/2049	2,094,412	2,208,045
Pool BO5431, 3.00%, 10/01/2049	1,205,425	1,264,356
Pool BO5441, 3.00%, 10/01/2049	1,013,910	1,075,352
Pool CA4331, 3.00%, 10/01/2049	3,394,825	3,562,242
Pool BO4660, 3.00%, 11/01/2049	1,914,560	2,006,960
Pool BO5348, 3.00%, 11/01/2049	2,499,522	2,623,171
Pool BO5477, 3.00%, 11/01/2049	2,139,835	2,249,669
Pool BO5487, 3.00%, 11/01/2049	1,914,195	2,009,175
Pool CA4531, 3.00%, 11/01/2049	4,585,483	4,809,641
Pool BO5371, 3.00%, 12/01/2049	1,077,741	1,146,728
Pool BO6215, 3.00%, 12/01/2049	581,020	609,054
Pool BO8900, 3.00%, 12/01/2049	1,051,839	1,102,442
Pool BO8936, 3.00%, 01/01/2050	1,309,946	1,377,185
Pool BO8980, 3.00%, 01/01/2050	1,050,428	1,109,543
Pool CA5097, 3.00%, 01/01/2050	1,183,060	1,240,263
Pool BO9005, 3.00%, 02/01/2050	1,004,506	1,053,012
Pool BP1309, 3.00%, 02/01/2050	1,477,595	1,547,970
Pool CA5237, 3.00%, 02/01/2050	3,547,275	3,720,557
Pool BP1374, 3.00%, 03/01/2050	2,083,144	2,182,597
Pool BP1467, 3.00%, 03/01/2050	2,441,569	2,576,249
Pool BP5412, 3.00%, 05/01/2050	580,330	613,935
Pool BP5425, 3.00%, 05/01/2050	368,679	385,901
Pool CA5694, 3.00%, 05/01/2050	4,370,638	4,582,454
Pool BP5448, 3.00%, 06/01/2050	241,308	252,933
Pool BP5471, 3.00%, 06/01/2050	273,841	288,300
Pool BP5499, 3.00%, 06/01/2050	501,034	524,971
Pool BP8733, 3.00%, 06/01/2050	758,185	794,238
Pool CA6160, 3.00%, 06/01/2050	569,499	595,847
Pool BP8743, 3.00%, 07/01/2050	475,795	504,953
Pool BP8760, 3.00%, 07/01/2050	381,987	402,038
Pool BP8790, 3.00%, 07/01/2050	1,094,468	1,152,104
Pool BP8815, 3.00%, 07/01/2050	753,625	796,689
Pool BP9535, 3.00%, 07/01/2050	1,221,323	1,278,887
Pool BP9536, 3.00%, 07/01/2050	1,167,121	1,233,217
Pool BP9567, 3.00%, 07/01/2050	946,235	998,079
Pool BP9597, 3.00%, 08/01/2050	721,793	759,685

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool BQ0193, 3.00%, 08/01/2050	$786,300	$827,165
Pool BQ0211, 3.00%, 08/01/2050	913,859	971,562
Pool BQ0229, 3.00%, 08/01/2050	814,213	856,096
Pool BQ0249, 3.00%, 08/01/2050	780,973	816,856
Pool BQ1573, 3.00%, 09/01/2050	2,484,167	2,618,070
Pool AS0092, 3.50%, 07/01/2043	137,652	149,000
Pool AU1769, 3.50%, 08/01/2043	171,143	186,409
Pool AX4858, 3.50%, 12/01/2044	196,175	212,058
Pool AX7551, 3.50%, 01/01/2045	145,518	157,355
Pool AY4388, 3.50%, 02/01/2045	260,760	281,595
Pool AS4536, 3.50%, 03/01/2045	110,692	118,743
Pool AX9585, 3.50%, 03/01/2045	993,729	1,073,748
Pool AY5019, 3.50%, 03/01/2045	101,791	108,804
Pool AS4738, 3.50%, 04/01/2045	403,332	435,727
Pool AY1387, 3.50%, 04/01/2045	171,725	185,869
Pool AS4913, 3.50%, 05/01/2045	656,394	708,579
Pool AY3458, 3.50%, 05/01/2045	318,892	344,442
Pool AY8252, 3.50%, 05/01/2045	9,534	10,086
Pool AY8271, 3.50%, 05/01/2045	101,486	109,504
Pool AS5117, 3.50%, 06/01/2045	518,700	558,033
Pool AZ2274, 3.50%, 06/01/2045	158,656	171,683
Pool AZ2316, 3.50%, 06/01/2045	79,122	84,290
Pool AS5351, 3.50%, 07/01/2045	135,858	146,564
Pool AZ0805, 3.50%, 07/01/2045	500,585	540,690
Pool AZ5686, 3.50%, 07/01/2045	103,978	112,235
Pool AS5579, 3.50%, 08/01/2045	110,105	118,171
Pool AZ5696, 3.50%, 08/01/2045	22,445	23,744
Pool AS5767, 3.50%, 09/01/2045	258,357	278,874
Pool AZ2904, 3.50%, 09/01/2045	150,252	161,585
Pool AZ9193, 3.50%, 09/01/2045	123,990	132,782
Pool AS5917, 3.50%, 10/01/2045	480,310	516,191
Pool AZ4755, 3.50%, 10/01/2045	114,227	123,751
Pool AS6127, 3.50%, 11/01/2045	374,257	402,247
Pool AS6309, 3.50%, 12/01/2045	266,962	287,611
Pool BC0066, 3.50%, 12/01/2045	211,023	227,759
Pool AS6467, 3.50%, 01/01/2046	1,201,833	1,296,905
Pool AS6616, 3.50%, 02/01/2046	717,106	771,569
Pool BC0223, 3.50%, 02/01/2046	901,766	973,006
Pool BC0226, 3.50%, 02/01/2046	173,856	187,236
Pool AS6785, 3.50%, 03/01/2046	1,242,831	1,335,357
Pool AS6956, 3.50%, 04/01/2046	1,610,871	1,738,038
Pool BC0801, 3.50%, 04/01/2046	497,428	534,574
Pool AS7135, 3.50%, 05/01/2046	149,970	159,363
Pool BC6041, 3.50%, 05/01/2046	519,403	557,489
Pool BD0456, 3.50%, 06/01/2046	71,075	75,259
Pool BC9068, 3.50%, 12/01/2046	401,775	432,217
Pool AS8635, 3.50%, 01/01/2047	2,703,627	2,885,762
Pool AS8808, 3.50%, 02/01/2047	1,755,706	1,887,093
Pool AS8918, 3.50%, 03/01/2047	3,286,143	3,505,342
Pool BD7046, 3.50%, 03/01/2047	3,304,391	3,526,822
Pool BE7198, 3.50%, 03/01/2047	328,527	350,158
Pool AS9380, 3.50%, 04/01/2047	1,271,239	1,369,760
Pool BH1139, 3.50%, 04/01/2047	166,663	177,470
Pool BH1158, 3.50%, 04/01/2047	413,714	440,975

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AS9548, 3.50%, 05/01/2047	$1,538,065	$1,635,133
Pool BD2416, 3.50%, 05/01/2047	1,279,026	1,364,861
Pool AS9814, 3.50%, 06/01/2047	1,097,407	1,166,873
Pool BE3687, 3.50%, 06/01/2047	676,591	728,679
Pool BH5307, 3.50%, 06/01/2047	367,693	389,885
Pool AS9943, 3.50%, 07/01/2047	2,234,519	2,380,728
Pool BH5329, 3.50%, 07/01/2047	172,842	183,024
Pool BH2607, 3.50%, 08/01/2047	780,878	840,167
Pool CA0116, 3.50%, 08/01/2047	1,534,747	1,630,673
Pool BH2671, 3.50%, 09/01/2047	1,079,017	1,150,553
Pool BH5391, 3.50%, 09/01/2047	418,318	446,101
Pool CA0408, 3.50%, 09/01/2047	139,313	147,303
Pool BH4063, 3.50%, 10/01/2047	636,054	677,157
Pool BH9370, 3.50%, 10/01/2047	593,842	641,728
Pool CA0566, 3.50%, 10/01/2047	602,481	638,573
Pool BH5746, 3.50%, 11/01/2047	1,391,023	1,479,498
Pool CA0744, 3.50%, 11/01/2047	254,327	269,234
Pool BH7046, 3.50%, 12/01/2047	3,595,670	3,832,589
Pool BJ1663, 3.50%, 12/01/2047	1,231,767	1,304,109
Pool CA0918, 3.50%, 12/01/2047	993,321	1,054,233
Pool BH7097, 3.50%, 01/01/2048	2,252,707	2,397,772
Pool BJ4551, 3.50%, 01/01/2048	958,869	1,015,297
Pool BJ4562, 3.50%, 01/01/2048	638,322	686,845
Pool CA1074, 3.50%, 01/01/2048	2,094,699	2,253,939
Pool BH9270, 3.50%, 02/01/2048	1,658,374	1,761,753
Pool BJ4611, 3.50%, 02/01/2048	1,012,440	1,076,134
Pool BJ4612, 3.50%, 02/01/2048	524,458	564,170
Pool CA1243, 3.50%, 02/01/2048	3,903,590	4,155,412
Pool BJ0616, 3.50%, 03/01/2048	1,974,684	2,098,696
Pool BJ0652, 3.50%, 03/01/2048	1,042,769	1,110,092
Pool BK1959, 3.50%, 03/01/2048	907,422	961,796
Pool BK1960, 3.50%, 03/01/2048	418,403	444,543
Pool CA1415, 3.50%, 03/01/2048	2,348,362	2,496,266
Pool MA3574, 3.50%, 01/01/2049	4,842,650	5,124,771
Pool BN5245, 3.50%, 02/01/2049	799,385	861,790
Pool MA3597, 3.50%, 02/01/2049	3,730,623	3,945,823
Pool BN4385, 3.50%, 03/01/2049	191,296	202,091
Pool BN5344, 3.50%, 03/01/2049	972,182	1,040,530
Pool BN6235, 3.50%, 04/01/2049	79,807	84,626
Pool BN6245, 3.50%, 04/01/2049	112,529	119,014
Pool BN6283, 3.50%, 04/01/2049	483,739	511,668
Pool BN6567, 3.50%, 04/01/2049	1,237,534	1,313,643
Pool CA3399, 3.50%, 04/01/2049	1,530,105	1,618,355
Pool BN6299, 3.50%, 05/01/2049	883,876	934,819
Pool BN6619, 3.50%, 05/01/2049	1,064,554	1,125,924
Pool BN8886, 3.50%, 05/01/2049	2,498,538	2,642,610
Pool CA3556, 3.50%, 05/01/2049	1,703,316	1,821,915
Pool BN6735, 3.50%, 06/01/2049	1,360,760	1,439,323
Pool BN8911, 3.50%, 06/01/2049	1,471,519	1,570,029
Pool BN8922, 3.50%, 06/01/2049	784,517	837,681
Pool BN8930, 3.50%, 06/01/2049	1,658,979	1,764,463
Pool CA3738, 3.50%, 06/01/2049	1,314,533	1,402,424
Pool BO1273, 3.50%, 07/01/2049	1,269,795	1,342,855
Pool BO1284, 3.50%, 07/01/2049	1,623,310	1,740,790

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool BO1315, 3.50%, 07/01/2049	$889,018	$948,246
Pool BO1795, 3.50%, 07/01/2049	835,338	897,388
Pool CA3874, 3.50%, 07/01/2049	1,465,961	1,550,379
Pool QA2070, 3.50%, 07/01/2049	684,881	732,870
Pool BO1319, 3.50%, 08/01/2049	1,767,364	1,892,806
Pool BO1358, 3.50%, 08/01/2049	1,353,950	1,431,850
Pool BO2963, 3.50%, 09/01/2049	1,470,508	1,568,586
Pool BO5403, 3.50%, 10/01/2049	127,735	135,085
Pool BO5349, 3.50%, 11/01/2049	324,846	345,764
Pool BO5478, 3.50%, 11/01/2049	1,656,440	1,767,538
Pool BO5488, 3.50%, 11/01/2049	1,036,773	1,096,584
Pool BO5372, 3.50%, 12/01/2049	453,194	479,341
Pool BO8937, 3.50%, 01/01/2050	847,593	900,808
Pool BO9006, 3.50%, 02/01/2050	603,451	641,999
Pool BP1310, 3.50%, 02/01/2050	768,153	818,281
Pool BP1468, 3.50%, 03/01/2050	772,524	830,183
Pool AH0540, 4.00%, 12/01/2040	25,767	27,625
Pool AH2979, 4.00%, 01/01/2041	24,731	26,510
Pool AH5643, 4.00%, 01/01/2041	86,744	95,136
Pool AH5671, 4.00%, 02/01/2041	130,925	142,578
Pool AH8877, 4.00%, 04/01/2041	98,941	109,148
Pool AI9871, 4.00%, 09/01/2041	55,498	60,561
Pool AJ4024, 4.00%, 10/01/2041	101,866	112,643
Pool AU9998, 4.00%, 09/01/2043	70,608	77,845
Pool AS0716, 4.00%, 10/01/2043	394,230	436,246
Pool AU6721, 4.00%, 10/01/2043	93,856	102,829
Pool AV0191, 4.00%, 10/01/2043	37,804	40,490
Pool AV0214, 4.00%, 10/01/2043	50,559	54,226
Pool AS0929, 4.00%, 11/01/2043	259,464	286,956
Pool AU6999, 4.00%, 11/01/2043	806,750	892,158
Pool AU7007, 4.00%, 11/01/2043	162,450	179,663
Pool AS1368, 4.00%, 12/01/2043	65,979	72,970
Pool AV0670, 4.00%, 12/01/2043	129,784	142,196
Pool AS1427, 4.00%, 01/01/2044	145,581	158,755
Pool AV6342, 4.00%, 01/01/2044	113,047	123,087
Pool AS1671, 4.00%, 02/01/2044	40,882	44,176
Pool AV5020, 4.00%, 02/01/2044	216,120	238,978
Pool AS1877, 4.00%, 03/01/2044	17,154	18,385
Pool AV7087, 4.00%, 03/01/2044	251,730	277,057
Pool AW0985, 4.00%, 05/01/2044	88,569	97,936
Pool AW3597, 4.00%, 06/01/2044	160,041	176,971
Pool AW5358, 4.00%, 06/01/2044	66,776	72,786
Pool AS2826, 4.00%, 07/01/2044	99,697	110,241
Pool AW8968, 4.00%, 07/01/2044	43,051	46,580
Pool AS3009, 4.00%, 08/01/2044	172,508	190,755
Pool AS3493, 4.00%, 10/01/2044	249,585	273,506
Pool AX0902, 4.00%, 10/01/2044	59,720	65,364
Pool AX3165, 4.00%, 10/01/2044	23,936	25,675
Pool AS3951, 4.00%, 11/01/2044	17,672	18,932
Pool AX4856, 4.00%, 12/01/2044	85,162	94,170
Pool AX7550, 4.00%, 12/01/2044	113,060	121,201
Pool AY5025, 4.00%, 03/01/2045	405,208	440,515
Pool AY8277, 4.00%, 05/01/2045	55,091	59,144
Pool AZ5697, 4.00%, 08/01/2045	109,623	117,660

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AZ9195, 4.00%, 09/01/2045	$70,230	$75,862
Pool BE7194, 4.00%, 03/01/2047	771,179	830,813
Pool BE7216, 4.00%, 04/01/2047	751,021	815,540
Pool BH1143, 4.00%, 04/01/2047	292,536	313,358
Pool BD2419, 4.00%, 05/01/2047	1,547,899	1,674,609
Pool BH1167, 4.00%, 05/01/2047	199,004	213,213
Pool BE3689, 4.00%, 06/01/2047	2,812,052	3,046,528
Pool BH5309, 4.00%, 06/01/2047	1,664,580	1,803,839
Pool BE3762, 4.00%, 07/01/2047	1,040,051	1,130,385
Pool BH5334, 4.00%, 07/01/2047	25,406	27,281
Pool BH5335, 4.00%, 07/01/2047	378,503	408,072
Pool BH5361, 4.00%, 08/01/2047	994,730	1,090,371
Pool BH5395, 4.00%, 09/01/2047	841,392	924,757
Pool BH4060, 4.00%, 10/01/2047	1,171,025	1,262,259
Pool BH9379, 4.00%, 10/01/2047	129,179	138,390
Pool BH5748, 4.00%, 11/01/2047	1,142,361	1,228,695
Pool BJ4571, 4.00%, 01/01/2048	226,385	242,679
Pool BK1957, 4.00%, 03/01/2048	273,109	292,564
Pool BK1968, 4.00%, 03/01/2048	1,305,999	1,405,346
Pool BK1969, 4.00%, 03/01/2048	1,195,387	1,303,391
Pool BK2557, 4.00%, 03/01/2048	1,431,692	1,552,656
Pool BJ2676, 4.00%, 04/01/2048	504,464	544,777
Pool BK2008, 4.00%, 04/01/2048	595,402	644,443
Pool BJ2752, 4.00%, 05/01/2048	1,513,052	1,643,860
Pool BJ9235, 4.00%, 06/01/2048	2,708,461	2,929,391
Pool BK5289, 4.00%, 06/01/2048	957,013	1,051,392
Pool CA1934, 4.00%, 06/01/2048	1,759,091	1,899,767
Pool BK0898, 4.00%, 07/01/2048	362,877	388,957
Pool BK8813, 4.00%, 07/01/2048	805,767	873,871
Pool CA2094, 4.00%, 07/01/2048	2,276,791	2,442,791
Pool BK4747, 4.00%, 08/01/2048	438,579	475,648
Pool BK8829, 4.00%, 08/01/2048	393,050	421,818
Pool BH0713, 4.00%, 09/01/2048	385,063	413,659
Pool BK4815, 4.00%, 09/01/2048	882,557	959,675
Pool BK8895, 4.00%, 09/01/2048	744,272	816,851
Pool CA2315, 4.00%, 09/01/2048	747,393	808,046
Pool BK7669, 4.00%, 10/01/2048	1,144,527	1,254,066
Pool CA2532, 4.00%, 10/01/2048	1,689,489	1,811,252
Pool BK7934, 4.00%, 11/01/2048	1,715,506	1,838,824
Pool BH0723, 4.00%, 12/01/2048	687,507	736,861
Pool BN0321, 4.00%, 12/01/2048	745,570	810,765
Pool BN3958, 4.00%, 12/01/2048	609,249	666,045
Pool CA2994, 4.00%, 01/01/2049	631,857	689,346
Pool BN4338, 4.00%, 02/01/2049	436,205	468,277
Pool BN4347, 4.00%, 02/01/2049	223,063	238,946
Pool BN5288, 4.00%, 02/01/2049	1,618,836	1,734,903
Pool CA3143, 4.00%, 02/01/2049	718,280	782,616
Pool BN4373, 4.00%, 03/01/2049	784,303	840,328
Pool BN4386, 4.00%, 03/01/2049	401,650	435,959
Pool BN5350, 4.00%, 03/01/2049	634,213	686,511
Pool BN6227, 4.00%, 03/01/2049	285,447	307,224
Pool CA3270, 4.00%, 03/01/2049	659,960	713,074
Pool BN6236, 4.00%, 04/01/2049	42,599	45,617
Pool BN6247, 4.00%, 04/01/2049	180,582	193,422

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool BN6285, 4.00%, 04/01/2049	$362,060	$393,478
Pool BN6563, 4.00%, 04/01/2049	315,166	342,516
Pool BN6301, 4.00%, 05/01/2049	974,279	1,044,488
Pool BN8894, 4.00%, 05/01/2049	925,431	995,461
Pool BN8913, 4.00%, 06/01/2049	613,864	662,117
Pool BN8923, 4.00%, 06/01/2049	877,462	940,495
Pool BN8931, 4.00%, 06/01/2049	568,383	612,785
Pool BO1274, 4.00%, 07/01/2049	934,480	1,014,410
Pool BO1285, 4.00%, 07/01/2049	839,429	909,389
Pool BO1316, 4.00%, 07/01/2049	263,800	283,488
Pool QA2071, 4.00%, 07/01/2049	669,178	724,224
Pool BO1326, 4.00%, 08/01/2049	1,138,027	1,224,765
Pool BO2971, 4.00%, 09/01/2049	459,927	495,449
Pool BO5432, 4.00%, 10/01/2049	1,151,326	1,242,911
Pool BO5314, 4.00%, 11/01/2049	427,317	459,736
Pool BO5373, 4.00%, 12/01/2049	493,729	532,249
Pool BO8938, 4.00%, 01/01/2050	553,815	603,048
Pool BO9007, 4.00%, 02/01/2050	432,100	466,249
Pool AC4095, 4.50%, 09/01/2039	8,448	9,149
Pool AH6769, 4.50%, 03/01/2041	124,716	138,096
Pool AI3491, 4.50%, 06/01/2041	189,752	212,725
Pool AI5362, 4.50%, 06/01/2041	246,162	275,912
Pool AI6155, 4.50%, 07/01/2041	244,674	270,716
Pool AI8167, 4.50%, 08/01/2041	161,543	177,859
Pool BH1145, 4.50%, 04/01/2047	524,968	571,913
Pool BK2031, 4.50%, 04/01/2048	336,346	364,263
Pool BK5278, 4.50%, 05/01/2048	1,348,979	1,486,223
Pool BK5299, 4.50%, 06/01/2048	457,016	496,922
Pool BK8815, 4.50%, 07/01/2048	688,898	749,408
Pool BK8869, 4.50%, 09/01/2048	966,199	1,060,029
Pool BK8905, 4.50%, 09/01/2048	394,730	427,235
Pool BN0889, 4.50%, 11/01/2048	374,273	406,130
Pool BN0323, 4.50%, 12/01/2048	274,576	297,256
Pool BN4308, 4.50%, 12/01/2048	190,744	206,225
Pool CA2842, 4.50%, 12/01/2048	574,434	622,369
Pool BN5289, 4.50%, 01/01/2049	123,394	133,370
Pool BN4339, 4.50%, 02/01/2049	259,555	281,164
Pool BN4384, 4.50%, 03/01/2049	486,849	528,090
Pool BN6238, 4.50%, 04/01/2049	197,685	216,715
Pool BN6277, 4.50%, 04/01/2049	186,090	202,162
Pool BN6302, 4.50%, 05/01/2049	48,288	52,886
Pool BN8924, 4.50%, 06/01/2049	324,888	354,792
Pool BN8932, 4.50%, 06/01/2049	243,567	266,754
Pool BO1320, 4.50%, 08/01/2049	209,118	226,144
Pool 890230, 5.00%, 07/01/2040	3,567,814	4,087,542
Pool AD8500, 5.00%, 08/01/2040	233,960	256,858
Pool AH6772, 5.00%, 03/01/2041	52,036	57,002
Pool AH8879, 5.00%, 04/01/2041	316,632	349,389
Pool AI3492, 5.00%, 06/01/2041	221,722	243,133
Pool AI6154, 5.00%, 07/01/2041	115,284	126,284
Pool BK5300, 5.00%, 05/01/2048	526,370	585,608
Pool BK8817, 5.00%, 07/01/2048	489,001	537,661
Pool BK8870, 5.00%, 09/01/2048	672,013	744,941
Pool BN6239, 5.00%, 04/01/2049	36,805	40,309

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 890246, 5.50%, 11/01/2038	$1,257,900	$1,465,618
Pool 890247, 6.00%, 09/01/2038	1,673,367	1,988,566
Pool 886136, 6.50%, 07/01/2036	162,094	182,248
Pool 900106, 6.50%, 08/01/2036	55,808	62,747
Pool 900649, 6.50%, 09/01/2036	103,180	116,009
Pool 947771, 6.50%, 09/01/2037	80,683	91,278
		560,538,237

GNMA Multifamily - 11.47%
Pool 2013-73 A, 0.98%, 12/16/2035	85,637	85,661
Pool 2021-31, 1.10%, 01/16/2061	2,279,818	2,237,801
Pool 2021-36, 1.15%, 03/16/2057	2,098,415	2,075,533
Pool 2021-47, 1.15%, 03/16/2061	4,960,613	4,817,517
Pool 2021-28, 1.20%, 01/16/2062	17,341,233	17,127,136
Pool 2021-5, 1.25%, 01/16/2061	525,620	519,309
Pool 2021-51, 1.25%, 10/16/2062	1,116,447	1,097,415
Pool 2020-135, 1.30%, 01/16/2063	2,032,207	2,008,312
Pool 2021-134 KQ, 1.40%, 03/16/2060	410,861	407,449
Pool 2021-43, 1.40%, 03/16/2062	5,488,879	5,448,674
Pool 2013-61 A, 1.45%, 01/16/2043	31,776	31,817
Pool 2013-30 A, 1.50%, 05/16/2042	334,084	335,883
Pool 2021-79, 1.50%, 10/16/2057	1,174,678	1,172,765
Pool 2021-68, 1.50%, 12/16/2061	1,429,912	1,432,694
Pool 2020-89 AB, 1.50%, 02/16/2062	453,623	453,362
Pool 2020-69, 1.50%, 03/16/2062	1,095,639	1,093,048
Pool 2020-139, 1.50%, 04/16/2062	987,906	988,800
Pool 2020-158, 1.50%, 09/16/2062	2,940,232	2,937,000
Pool 2021-102 AD, 1.50%, 10/16/2062	995,204	991,217
Pool 2020-170, 1.50%, 11/16/2062	478,310	476,591
Pool 2021-40, 1.50%, 02/16/2063	8,420,709	8,348,192
Pool 2021-21, 1.50%, 06/16/2063	5,358,168	5,339,733
Pool 2013-85 A, 1.55%, 09/16/2046	583,225	588,358
Pool 2013-7 AC, 1.60%, 03/16/2047	795,002	803,456
Pool 2021-75, 1.60%, 04/16/2062	2,737,715	2,740,257
Pool 2020-197, 1.60%, 10/16/2062	3,835,942	3,842,136
Pool 2012-27 A, 1.61%, 07/16/2039	337,183	339,790
Pool 2020-100, 1.65%, 06/16/2060	893,271	899,042
Pool 2021-65, 1.65%, 12/16/2062	442,754	443,154
Pool CF-2335, 1.65%, 02/16/2063 (a) (b)	814,000	818,102
Pool 2012-139 AB, 1.67%, 02/16/2053	129,166	129,777
Pool 2013-118 AC, 1.70%, 06/16/2036	511,863	513,708
Pool 2021-90, 1.70%, 05/16/2061	2,398,961	2,406,671
Pool 2013-50 AB, 1.73%, 05/16/2045	937,556	949,126
Pool 2021-128 PT, 1.75%, 06/16/2061	493,250	498,640
Pool 2021-80, 1.75%, 06/16/2062	1,992,298	2,005,643
Pool 2020-128, 1.75%, 10/16/2062	2,127,713	2,138,982
Pool 2021-110 AC, 1.75%, 10/16/2062	144,873	145,774
Pool 2021-33, 1.75%, 10/16/2062	1,427,967	1,432,586
Pool 2012-144 AD, 1.77%, 01/16/2053	199,824	202,571
Pool 2012-99 AE, 1.80%, 02/16/2048	972,161	982,935
Pool 2013-12 AB, 1.83%, 11/16/2052	183,802	186,165
Pool 2013-72 AC, 1.88%, 05/16/2046	1,110,058	1,125,622
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	951,830	963,824
Pool 2012-150 AB, 1.90%, 08/16/2044	78,295	79,387
Pool 2012-120 A, 1.90%, 02/16/2053	1,026,414	1,047,410

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool 2020-71, 1.90%, 01/16/2062	$1,054,473	$1,065,432
Pool 2013-107 A, 2.00%, 05/16/2040	16,752	16,846
Pool 2013-92 AB, 2.00%, 02/16/2043	180,573	181,753
Pool 2013-128 AB, 2.00%, 10/16/2051	1,544,761	1,570,076
Pool 2011-143, 2.00%, 10/16/2057	2,384,113	2,424,859
Pool 2017-7, 2.00%, 11/16/2058	85,434	86,695
Pool 2020-118 AC, 2.00%, 04/16/2062	761,850	774,795
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,518,188	1,543,205
Pool 2020-106 AG, 2.00%, 06/16/2062	1,029,749	1,045,078
Pool 2020-111 AD, 2.00%, 09/15/2062	1,789,057	1,819,373
Pool 2020-159, 2.00%, 10/16/2062	1,692,837	1,723,647
Pool 2012-72 AB, 2.03%, 02/16/2046	71,857	72,713
Pool 2012-112 AD, 2.09%, 02/16/2053	125,506	128,144
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	270,323	275,430
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	170,135	173,882
Pool 2021-AA8478, 2.15%, 05/15/2035	283,088	287,733
Pool 2021-AA8479, 2.15%, 11/15/2035	593,295	603,047
Pool 2012-70 AB, 2.18%, 08/16/2052	132,368	134,996
Pool 2012-58 B, 2.20%, 03/16/2044	239,749	240,333
Pool 2013-94 AB, 2.20%, 03/16/2054	225,816	230,957
Pool 2016-152, 2.20%, 08/15/2058	1,616,150	1,650,154
Pool 2020-2020, 2.20%, 04/16/2061	672,583	688,485
Pool 2020-70, 2.20%, 04/16/2062	610,759	624,954
Pool 2012-78 AD, 2.22%, 03/16/2044	91,200	91,521
Pool 2021-AC5324, 2.23%, 09/15/2032	672,876	695,788
Pool 2016-40, 2.25%, 03/16/2050	4,228,557	4,345,142
Pool 2012-111 AB, 2.25%, 09/16/2052	720,869	728,410
Pool 2019-127, 2.25%, 08/16/2053	471,865	482,759
Pool 2016-175, 2.25%, 09/16/2058	3,097,757	3,167,404
Pool 2020-48, 2.25%, 11/16/2061	2,052,119	2,103,565
Pool 2021-112 AC, 2.25%, 10/16/2063	1,759,080	1,806,301
Pool 2014-130 CA, 2.30%, 11/16/2042	10,836	10,871
Pool 2017-20, 2.30%, 09/16/2057	1,404,216	1,438,747
Pool 2016-125, 2.30%, 12/16/2057	702,820	715,210
Pool 2017-003, 2.30%, 09/16/2058	2,412,496	2,477,381
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	513,706
Pool 2015-125 AB, 2.35%, 04/16/2047	2,071,110	2,120,372
Pool 2016-26, 2.35%, 11/16/2056	135,640	139,119
Pool 2016-87, 2.35%, 03/16/2058	498,318	512,665
Pool 2020-26 AD, 2.35%, 04/15/2061	3,087,537	3,189,475
Pool 2016-40, 2.40%, 06/16/2049	1,700,644	1,762,234
Pool 2018-16, 2.40%, 03/16/2050	4,580,300	4,691,807
Pool 2017-30, 2.40%, 03/16/2051	2,022,742	2,079,324
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	30,389	30,849
Pool 2017-50, 2.40%, 01/16/2057	3,131,112	3,225,056
Pool 2017-16, 2.40%, 01/16/2058	1,192,050	1,227,839
Pool 2017-29, 2.40%, 01/16/2058	1,567,529	1,612,012
Pool 2016-113, 2.40%, 02/16/2058	962,719	991,579
Pool 2018-26, 2.40%, 02/16/2058	2,519,404	2,580,084
Pool 2017-49, 2.40%, 05/16/2058	2,669,842	2,749,103
Pool 2017-41, 2.40%, 07/16/2058	1,566,251	1,611,938
Pool 2020-24 AB, 2.40%, 08/16/2061	1,114,951	1,152,825
Pool 2017-169, 2.45%, 03/16/2050	1,785,290	1,817,651
Pool 2020-23 AC, 2.45%, 02/16/2062	824,480	851,201

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-169, 2.50%, 10/01/2047	$106,204	$109,766
Pool 2018-30, 2.50%, 10/16/2048	736,655	752,464
Pool 2018-47, 2.50%, 01/16/2049	605,704	621,605
Pool 2017-111, 2.50%, 06/16/2051	105,315	107,836
Pool 2015-114 AD, 2.50%, 11/15/2051	1,065,830	1,092,664
Pool 2017-9, 2.50%, 09/16/2056	934,001	971,477
Pool 2017-157, 2.50%, 10/16/2056	730,641	752,634
Pool 2017-28, 2.50%, 02/16/2057	3,245,529	3,359,309
Pool 2016-36 A, 2.50%, 03/16/2057	313,962	323,528
Pool 2017-72, 2.50%, 04/16/2057	580,970	600,452
Pool 2016-71, 2.50%, 10/16/2057	1,895,370	1,961,692
Pool 2017-46, 2.50%, 11/16/2057	2,714,207	2,809,343
Pool 2017-64, 2.50%, 11/16/2057	496,333	513,023
Pool 2017-22, 2.50%, 12/16/2057	3,984,938	4,099,727
Pool 2017-47, 2.50%, 08/16/2058	519,538	534,849
Pool 2017-81, 2.50%, 09/16/2058	413,894	427,653
Pool 2017-97, 2.50%, 09/16/2058	313,442	323,845
Pool 2018-3, 2.50%, 10/16/2058	3,665,881	3,784,275
Pool 2017-154, 2.50%, 12/16/2058	2,310,084	2,387,688
Pool 2017-127, 2.50%, 02/16/2059	555,684	574,322
Pool 2017-143, 2.50%, 02/16/2059	960,060	992,267
Pool 2018-75, 2.50%, 04/16/2059	1,055,458	1,086,647
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,022,390	3,123,947
Pool 2018-2, 2.50%, 07/16/2059	562,596	581,414
Pool 2019-141, 2.50%, 08/16/2060	1,166,532	1,211,370
Pool 2020-8 AL, 2.50%, 01/16/2061	441,106	455,282
Pool 2019-107, 2.50%, 02/16/2061	628,418	648,020
Pool 2020-2 AH, 2.50%, 02/16/2061	3,152,826	3,263,174
Pool 2019-147 AE, 2.50%, 06/16/2061	811,113	836,399
Pool 2020-72, 2.50%, 02/16/2062	2,285,246	2,364,445
Pool 2020-10 AC, 2.50%, 04/16/2062	1,720,903	1,778,602
Pool 2016-64, 2.55%, 12/16/2057	1,276,468	1,322,210
Pool 2019-124, 2.55%, 09/16/2060	467,842	482,909
Pool 2017-7, 2.58%, 12/16/2058 (c)	2,881,538	3,007,332
Pool 2018-74 AG, 2.60%, 12/16/2050	1,083,347	1,106,154
Pool 2017-106, 2.60%, 04/16/2051	297,406	307,772
Pool 2015-101 AE, 2.60%, 03/16/2052	516,741	533,399
Pool 2018-85, 2.60%, 01/16/2053	182,277	185,242
Pool 2015-128 AJ, 2.60%, 11/16/2055	2,450,996	2,540,871
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	3,072,788	3,153,104
Pool 2018-69, 2.60%, 03/16/2056	1,482,628	1,516,958
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	556,896	577,466
Pool 2016-24, 2.60%, 12/16/2056	304,079	314,720
Pool 2016-41, 2.60%, 06/16/2057	150,557	156,308
Pool 2017-90, 2.60%, 07/16/2057	539,964	558,995
Pool 2017-62, 2.60%, 11/16/2057	1,090,983	1,128,587
Pool 2017-92, 2.60%, 06/16/2058	1,699,955	1,757,263
Pool 2018-16, 2.60%, 06/16/2058	2,953,932	3,052,467
Pool 2017-74, 2.60%, 09/16/2058	3,725,578	3,865,659
Pool 2018-28, 2.60%, 09/16/2058	3,980,989	4,121,431
Pool 2017-108, 2.60%, 10/16/2058	475,882	493,263
Pool 2017-135, 2.60%, 10/16/2058	2,439,713	2,542,459
Pool 2017-70, 2.60%, 10/16/2058	288,838	299,666
Pool 2017-102, 2.60%, 12/16/2058 (c)	1,186,893	1,232,354

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool 2017-124, 2.60%, 12/16/2058	$1,069,814	$1,110,329
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,232,578	1,279,718
Pool 2018-9, 2.60%, 12/16/2058	1,550,732	1,602,342
Pool 2017-105, 2.60%, 01/16/2059	495,039	513,334
Pool 2017-143, 2.60%, 01/16/2059	1,267,193	1,315,506
Pool 2017-94, 2.60%, 02/16/2059	267,194	277,131
Pool 2017-169, 2.60%, 04/16/2059 (c)	4,184,853	4,270,564
Pool 2017-185, 2.60%, 04/16/2059 (c)	222,060	230,805
Pool 2017-126, 2.60%, 05/16/2059	102,289	106,024
Pool 2017-152, 2.60%, 05/16/2059	482,290	499,892
Pool 2017-61, 2.60%, 05/16/2059	986,901	1,023,164
Pool 2018-41 AD, 2.60%, 06/16/2059	1,380,290	1,423,946
Pool 2018-35, 2.60%, 09/16/2059	3,494,150	3,619,078
Pool 2019-88, 2.60%, 12/16/2059	825,473	853,547
Pool 2017-190, 2.60%, 03/16/2060	1,702,850	1,767,612
Pool 2019-147, 2.60%, 09/16/2060	191,209	198,226
Pool 2019-130, 2.60%, 11/16/2061	622,796	645,419
Pool 2021-591746, 2.63%, 06/15/2048	742,087	766,550
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	146,776	151,530
Pool 2015-86 AC, 2.65%, 03/16/2050	1,457,155	1,504,127
Pool 2014-138 AC, 2.65%, 06/16/2050	399,735	406,021
Pool 2015-171 EA, 2.65%, 12/16/2052	49,239	51,062
Pool 2016-178, 2.65%, 08/16/2058	4,492,056	4,665,144
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	445,798	462,391
Pool 2018-25, 2.70%, 02/16/2058	8,113,185	8,424,236
Pool 2018-60, 2.70%, 12/16/2058	1,206,784	1,248,313
Pool 2017-159, 2.70%, 01/16/2059	574,352	597,073
Pool 2018-43, 2.70%, 10/16/2059	1,270,988	1,318,891
Pool 2021-AC3668, 2.73%, 04/15/2043	1,811,959	1,868,060
Pool 2018-132 AH, 2.75%, 06/16/2046	66,650	67,283
Pool 2018-62, 2.75%, 05/16/2051	1,001,801	1,035,414
Pool 2016-39, 2.75%, 01/16/2056	1,778,342	1,853,940
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	1,141,825	1,185,412
Pool 2017-54, 2.75%, 09/16/2057	835,932	870,740
Pool 2019-81 AC, 2.75%, 08/16/2060	120,440	125,003
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,111,562	1,156,766
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	1,398,910	1,455,889
Pool 2014-186 AH, 2.80%, 08/16/2054	227,567	236,527
Pool 2015-140 AC, 2.80%, 11/16/2056	1,015,269	1,055,360
Pool 2015-150 AE, 2.80%, 01/16/2057	30,903	31,503
Pool 2018-56, 2.80%, 04/16/2058	3,803,533	3,945,992
Pool 2019-50, 2.80%, 06/16/2059	960,416	977,281
Pool 2021-BX1555, 2.80%, 06/15/2062	9,392,000	9,895,124
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	92,533	96,446
Pool 2018-82, 2.85%, 12/16/2051	1,525,685	1,581,859
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	83,164	85,185
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	865,928	895,875
Pool 2019-53 AE, 2.90%, 03/16/2048	1,849	1,848
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	560,490	584,475
Pool 2017-40, 2.90%, 05/16/2050 (c)	856,846	899,310
Pool 2021-AV9479, 2.90%, 10/15/2051	7,949,922	8,155,190
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	548,920
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	825,284	858,832
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	445,376	457,501

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2018-110, 2.90%, 09/16/2059	$285,669	$297,801
Pool 2014-164 AN, 2.91%, 03/16/2055 (c)	1,046,963	1,103,703
Pool 2019-94 AG, 2.95%, 07/16/2060	1,121,548	1,169,136
Pool 2021-AD6658, 2.97%, 01/15/2036	1,188,090	1,231,539
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,067,083
Pool 2018-73, 3.00%, 04/16/2049	327,071	339,429
Pool 2018-96, 3.00%, 09/16/2049	792,937	823,005
Pool 2018-62, 3.00%, 05/16/2050	278,999	290,836
Pool 2018-98, 3.00%, 10/16/2050	238,386	246,702
Pool 2019-53, 3.00%, 06/16/2051	117,498	119,138
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,588,825
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	419,175
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	645,252	667,604
Pool 2018-88, 3.00%, 02/16/2058	1,407,138	1,476,053
Pool 2018-43, 3.00%, 12/16/2058	291,804	303,985
Pool 2019-63, 3.00%, 02/16/2060	430,788	448,215
Pool 2019-47, 3.00%, 05/16/2060	237,837	249,334
Pool 2019-66, 3.00%, 05/16/2060	30,877	32,061
Pool 2019-75 AC, 3.00%, 05/16/2060	1,200,082	1,248,754
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	515,546
Pool 2021-AS2544, 3.10%, 04/15/2042	750,925	804,219
Pool 2021-AK8205, 3.10%, 09/15/2055	2,213,184	2,299,501
Pool 2018-85, 3.10%, 07/16/2057 (c)	962,539	1,005,124
Pool 2019-39, 3.10%, 05/16/2059	166,916	168,739
Pool 2019-64, 3.10%, 01/16/2060	902,768	944,598
Pool 2019-105 A, 3.10%, 05/16/2061	43,605	45,844
Pool 2019-19, 3.15%, 04/16/2050	32,760	33,310
Pool 2018-136 AE, 3.15%, 09/16/2058	2,735,962	2,869,411
Pool 2019-32, 3.15%, 12/16/2059	1,025,642	1,050,789
Pool 2019-28, 3.15%, 06/16/2060	910,220	933,067
Pool 2019-80 AB, 3.15%, 11/16/2060	61,169	64,566
Pool 2018-99, 3.20%, 01/16/2052	75,375	76,655
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,049,633
Pool 2018-114, 3.20%, 08/16/2058	246,665	254,094
Pool 2021-AK7840, 3.25%, 03/15/2050	897,550	957,628
Pool GNR 2019-26, 3.25%, 01/16/2060	517,425	534,104
Pool GNR 2019-8, 3.25%, 01/16/2060	47,354	48,792
Pool 2019-37, 3.25%, 02/16/2060	1,263,980	1,311,664
Pool 2018-165 AB, 3.25%, 09/16/2060	2,521,848	2,624,763
Pool 2014-155 DC, 3.34%, 06/16/2047 (c)	900,000	940,539
Pool 2021-AT8470, 3.40%, 10/15/2051	1,783,240	1,943,477
Pool 2021-AN9543, 3.45%, 11/15/2050	1,607,738	1,741,233
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,006,035
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	996,779	1,050,842
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	530,207
Pool 2021-AD8950, 3.51%, 09/15/2048	1,982,828	2,084,128
Pool 2021-AM0526, 3.51%, 05/15/2050	1,044,774	1,127,321
Pool 2021-AH5339, 3.55%, 12/15/2050	1,230,528	1,336,639
Pool 2021-AC6851, 3.62%, 08/15/2048	875,356	921,232
Pool 2021-AC6853, 3.62%, 08/15/2048	875,356	921,232
Pool 2021-661707, 3.75%, 12/15/2054	839,401	903,749
Pool 2021-AG7484, 3.83%, 03/15/2049	444,201	472,659
Pool 2021-AO6152, 3.94%, 01/15/2045	1,863,554	2,024,022
Pool 2015-19 AF, 3.98%, 01/16/2057 (c)	54,961	61,171

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool 2021-AH7386, 4.00%, 11/15/2053	$1,852,707	$2,011,202
Pool 2021-768250, 4.01%, 08/15/2052	2,322,013	2,407,386
Pool 2021-749575, 4.25%, 11/15/2046	1,829,950	1,853,386
Pool 2021-AH1338, 4.61%, 06/15/2055	470,749	528,374
Pool 2021-712102, 5.15%, 11/15/2032	373,164	373,032
Pool 2021-699710, 5.43%, 07/15/2044	338,450	338,295
Pool 2021-637911, 6.00%, 07/15/2035	316,923	317,303
Pool 2021-636413, 6.25%, 04/15/2036	560,591	561,263
		371,126,720

GNMA Single Family - 0.79%
Pool G2 BV1487, 2.50%, 08/20/2050	855,221	887,760
Pool G2 CE6248, 2.50%, 08/20/2051	324,256	338,337
Pool AD1699, 3.00%, 02/15/2043	68,535	72,624
Pool AV5053, 3.00%, 10/20/2046	424,867	447,727
Pool G2 AX5461, 3.00%, 12/20/2046	1,044,366	1,100,164
Pool G2 AX5544, 3.00%, 01/20/2047	226,638	237,103
Pool G2 BV1491, 3.00%, 08/20/2050	1,310,435	1,380,631
Pool 779354, 3.50%, 06/15/2042	7,939	8,454
Pool AX5545, 3.50%, 01/20/2047	821,826	872,754
Pool BC5351, 3.50%, 09/20/2047	843,271	899,042
Pool BD9036, 3.50%, 11/20/2047	948,844	1,003,282
Pool 737576, 4.00%, 11/15/2040	18,823	20,404
Pool 737712, 4.00%, 12/15/2040	158,572	174,390
Pool 757173, 4.00%, 12/20/2040	197,094	211,811
Pool 737837, 4.00%, 01/15/2041	310,613	334,997
Pool 759104, 4.00%, 01/15/2041	224,240	241,345
Pool 2759436, 4.00%, 01/20/2041	92,618	99,620
Pool 2759466, 4.00%, 01/20/2041	276,156	296,922
Pool 759191, 4.00%, 02/15/2041	246,507	265,426
Pool 2759301, 4.00%, 02/20/2041	306,288	329,494
Pool 2763042, 4.00%, 04/20/2041	68,204	72,568
Pool 738629, 4.00%, 08/15/2041	403,388	447,783
Pool 738630, 4.00%, 08/15/2041	299,341	331,130
Pool 770515, 4.00%, 08/15/2041	398,868	435,709
Pool 738735, 4.00%, 09/15/2041	107,440	117,763
Pool 738954, 4.00%, 11/15/2041	53,199	57,056
Pool 778766, 4.00%, 01/15/2042	421,773	461,022
Pool 778847, 4.00%, 02/15/2042	57,049	61,167
Pool AF3781, 4.00%, 09/15/2043	420,706	455,490
Pool AG8734, 4.00%, 12/15/2043	175,486	191,642
Pool BH0074, 4.00%, 06/20/2048	1,472,445	1,586,271
Pool BI3170, 4.00%, 07/20/2048	251,242	266,451
Pool G2 BJ6735, 4.00%, 10/20/2048	148,412	157,258
Pool 717198, 4.50%, 06/15/2039	165,757	184,384
Pool 714594, 4.50%, 07/15/2039	138,619	154,970
Pool 720208, 4.50%, 07/15/2039	159,519	177,501
Pool 726402, 4.50%, 10/15/2039	32,885	36,563
Pool 728954, 4.50%, 12/15/2039	207,471	230,792
Pool 729017, 4.50%, 01/15/2040	227,176	253,068
Pool 737051, 4.50%, 03/15/2040	147,903	164,465
Pool 737222, 4.50%, 05/15/2040	125,915	139,976
Pool 698160, 4.50%, 07/15/2040	136,808	152,131
Pool 748456, 4.50%, 08/15/2040	201,503	224,269
Pool 738152, 4.50%, 04/15/2041	409,961	461,710

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 738267, 4.50%, 05/15/2041	$282,201	$314,372
Pool 763543, 4.50%, 05/15/2041	82,756	91,987
Pool 738397, 4.50%, 06/15/2041	417,481	470,534
Pool 770396, 4.50%, 06/15/2041	146,924	163,234
Pool 2783417, 4.50%, 08/20/2041	2,338,332	2,572,525
Pool BH0075, 4.50%, 06/20/2048	553,403	597,961
Pool BK9581, 4.50%, 02/20/2049	286,831	306,660
Pool 688624, 5.00%, 05/15/2038	121,737	136,557
Pool 411105, 5.00%, 01/15/2039	25,711	28,852
Pool 439079, 5.00%, 02/15/2039	119,089	134,774
Pool 646728, 5.00%, 03/15/2039	76,078	85,306
Pool 646750, 5.00%, 04/15/2039	61,675	69,211
Pool 646777, 5.00%, 05/15/2039	36,086	40,485
Pool 720288, 5.00%, 08/15/2039	91,275	102,416
Pool 722944, 5.00%, 08/15/2039	57,856	64,920
Pool 723006, 5.00%, 10/15/2039	154,451	173,130
Pool 726403, 5.00%, 10/15/2039	24,875	27,902
Pool 737055, 5.00%, 03/15/2040	191,678	215,016
Pool 658393, 5.00%, 06/15/2040	186,232	208,997
Pool 2783418, 5.00%, 06/20/2040	1,711,772	1,825,682
Pool 684677, 5.50%, 03/15/2038	76,907	85,948
Pool 684802, 5.50%, 04/15/2038	97,514	109,079
Pool 2688636, 5.50%, 05/20/2038	219,487	243,284
Pool 690974, 5.50%, 06/15/2038	41,257	46,140
Pool 2409120, 5.50%, 07/20/2038	129,464	143,494
Pool 2700671, 5.50%, 10/20/2038	71,039	78,680
Pool 411116, 5.50%, 01/15/2039	151,058	169,113
Pool 2684988, 6.00%, 03/20/2038	89,775	99,491
Pool 688626, 6.00%, 05/15/2038	107,812	120,753
Pool 2693900, 6.00%, 07/20/2038	135,926	150,757
Pool 696513, 6.00%, 08/15/2038	34,649	38,806
Pool 2696843, 6.00%, 08/20/2038	55,678	61,704
Pool 699255, 6.00%, 09/15/2038	153,619	172,130
Pool 2698997, 6.00%, 09/20/2038	107,401	119,040
Pool 705999, 6.00%, 01/15/2039	89,017	99,679
Pool 2696844, 6.50%, 08/20/2038	163,058	187,340
Pool 2706408, 6.50%, 01/20/2039	40,422	41,078
Pool 530199, 7.00%, 03/20/2031	41,114	41,820
		25,682,283

HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	663,784

Small Business Administration - 0.90%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	30,825	30,899
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	14,323	14,366
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	181,988	182,522
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	115,452	115,799
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	54,551	54,378
Pool American, 1.25%, 08/30/2022 (c)	607,094	621,718
Pool Cleburne, 1.25%, 08/30/2022 (c)	433,172	443,737

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	$3,737	$3,735
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	41,213	40,914
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	224,817	223,166
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	111,279	110,724
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	91,734	90,983
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	158,429	157,389
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	658,546	656,358
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	759,979	755,082
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	256,508	253,964
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	298,254	292,403
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	164,335	160,910
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	340,045	336,586
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	301,639	296,164
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	602,843	594,790
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	559,141	547,355
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	185,370	179,102
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,330,687	1,349,316
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,110,330	1,135,728
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,821,437	1,847,253
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,198,177	2,233,839
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	788,023	790,897
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,483,615	1,517,578
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	228,685	233,808
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	213,810	219,497
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	311,531	319,204
Pool 3046316007, 2.05%, 12/03/2032 (c)	170,509	170,447
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,387,828	1,418,471
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	263,259	276,860
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	59,899	60,967
Pool Premie, 2.95%, 08/29/2038 (c)	628,103	682,997

CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	$351,793	$367,231
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	667,574	715,406
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	1,729,696	1,839,530
Pool Animal, 3.19%, 06/04/2023 (c)	91,156	94,965
Pool Econolodge, 3.43%, 09/11/2037 (c)	735,833	805,828
Pool 522305, 3.44%, (Prime Rate by Country+0.182%), 11/25/2028	230,162	239,319
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	151,290	161,101
Pool 521967, 3.74%, (Prime Rate by Country+0.489%), 06/25/2038	652,120	688,966
Pool 521984, 3.82%, (Prime Rate by Country+0.578%), 10/25/2038	146,607	155,930
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	83,954	85,800
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	114,870	118,098
Pool 522440, 3.89%, (Prime Rate by Country+0.575%), 07/25/2029	315,259	333,703
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	126,944	137,482
Pool 522125, 4.04%, (Prime Rate by Country+0.842%), 10/25/2026	104,552	107,900
Pool 522371, 4.06%, (Prime Rate by Country+0.789%), 10/25/2029	99,973	105,979
Pool 522317, 4.07%, (Prime Rate by Country+0.963%), 03/25/2029	250,071	269,278
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	74,216	78,906
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	178,371	197,807
Pool 522423, 4.09%, (Prime Rate by Country+0.785%), 12/25/2028	380,047	401,776
Pool 522328, 4.11%, (Prime Rate by Country+0.917%), 05/25/2029	27,863	30,005
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	149,288	157,754
Pool 522158, 4.13%, (Prime Rate by Country+0.879%), 01/25/2027	311,929	323,545
Pool Schatz, 4.15%, 10/04/2023 (c)	9,737	10,531
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	186,206	196,175
Pool 522268, 4.16%, (Prime Rate by Country+0.916%), 01/25/2029	743,310	779,857
Pool 521970, 4.17%, (Prime Rate by Country+0.913%), 07/25/2038	306,647	330,998
Pool 522029, 4.17%, (Prime Rate by Country+0.947%), 02/25/2039	22,797	24,373
Pool 522020, 4.21%, (Prime Rate by Country+0.963%), 02/25/2026	72,290	74,444
Pool 522156, 4.25%, (Prime Rate by Country+0.983%), 05/25/2040	218,423	235,351
Pool 522387, 4.27%, (Prime Rate by Country+0.967%), 01/25/2030	165,693	177,006

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Pool 522282, 4.40%, (Prime Rate by Country+1.136%), 09/25/2028	$134,196	$141,437
Pool 522327, 4.46%, (Prime Rate by Country+1.192%), 05/25/2029	492,747	529,486
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	19,289	19,894
Pool Knights Inn, 4.61%, 08/27/2035	595,160	658,513
Pool Valeri, 4.68%, 11/15/2023 (c)	19,717	21,439
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	17,248	18,309
Pool 7530434005, 5.27%, 06/29/2024	18,505	19,677
		29,073,705

Small Business Administration Participation Certificates - 0.30%
2020-10D, 0.81%, 07/01/2030	4,097,436	4,060,120
2012-10C, 1.24%, 05/01/2022	26,816	26,931
2015-20C, 2.72%, 03/01/2035	49,729	52,655
2012-20A, 2.76%, 01/01/2032	18,306	19,324
2016-20L, 2.81%, 12/01/2036	318,363	343,292
2010-20K, 3.25%, 11/01/2030	8,875	9,468
2013-20I, 3.62%, 09/01/2033	573,889	623,913
2009-20J, 3.92%, 10/01/2029	3,120,060	3,317,132
2010-20E, 4.11%, 05/01/2030	89,699	97,634
2011-20B, 4.22%, 02/01/2031	389,678	424,026
2009-20D, 4.31%, 04/01/2029	559,882	608,375
2008-20C, 5.49%, 03/01/2028	6,408	7,043
2008-20E, 5.49%,05/01/2028	17,231	19,011
		9,608,924

Small Business Investment Company - 0.46%
2016-10B, 2.05%, 09/10/2026	10,161,133	10,458,413
2013-10A, 2.35%, 03/10/2023	182,765	186,439
2015-10B, 2.83%, 09/10/2025	398,038	414,288
2014-10B, 3.02%, 09/10/2024	837,828	856,169
2014-10A, 3.19%,03/10/2024	2,812,288	2,893,442
		14,808,751

USDA Loan - 0.51%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,153,579
Pool Highland, 5.28%, 07/14/2024	383,308	409,125
		16,562,704
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,927,226,419)		1,957,420,360

MUNICIPAL BONDS - 12.52%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 10/04/2021 @ 100
3.075%, 11/01/2023	85,000	85,086

California - 1.55%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,723,547
California State Health Facilities Financing Authority, RB
1.168%, 06/01/2026	1,660,000	1,663,423
0.952%, 06/01/2025	3,215,000	3,218,961
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	801,337

CCM Community Impact Bond Fund

	Principal Amount	Value
1.970%, 06/01/2023	$570,000	$585,354
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,629,448
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	2,205,000	2,259,239
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	2,029,340
1.486%, 11/01/2022	2,000,000	2,020,153
Los Angeles City, Ser A, GO
2.500%, 09/01/2022	3,945,000	4,035,594
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	637,201
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	511,967
2.500%, 09/01/2021	415,000	415,000
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	679,937
3.500%, 09/01/2027	250,000	279,449
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,182,348
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	945,395
1.830%, 01/15/2027	1,000,000	1,012,312
1.630%, 01/15/2025	780,000	798,892
1.550%, 01/15/2023	615,000	623,994
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	779,662
San Francisco City & County, GO
2.623%, 06/15/2022	200,000	203,762
San Francisco City & County, Ser A-SOCIAL, GO
0.396%, 06/15/2024	3,095,000	3,086,122
0.193%, 06/15/2023	2,865,000	2,862,200
0.143%, 06/15/2022	1,690,000	1,689,957
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	401,049
1.705%, 06/15/2029	410,000	411,270
1.555%, 06/15/2028	250,000	250,274
1.324%, 06/15/2027	450,000	449,757
1.104%, 06/15/2026	245,000	244,772
0.766%, 06/15/2025	90,000	89,632
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,549,450
San Francisco City & County Community Facilities District, Ser B, RB
2.250%, 09/01/2021	175,000	175,000

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	$500,000	$512,097
2.150%, 11/01/2021	500,000	501,552
San Francisco City & County Redevelopment Agency, Ser D, TA
2.375%, 08/01/2022	2,500,000	2,548,928
San Francisco City & County Redevelopment Agency, TA
3.633%, 08/01/2026	575,000	627,986
3.125%, 08/01/2024	1,850,000	1,954,050
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,069,672
		50,460,083

Colorado - 0.29%
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	280,000	286,566
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	394,811	396,763
Colorado State Housing & Finance Authority, Ser C-1, RB
2.659%, 05/01/2029	235,000	239,819
2.175%, 11/01/2025	150,000	155,030
2.125%, 05/01/2025	175,000	180,639
1.878%, 05/01/2023	115,000	117,185
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 09/01/2021 @ 100
2.809%, 11/01/2030	190,000	190,000
Colorado State Housing & Finance Authority, Ser I-2, RB
Callable 09/03/2021 @ 100
0.060%, 05/01/2048 (d)	3,650,000	3,650,000
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	57,187
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	253,584	261,996
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,151,039	2,318,866
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 05/01/2029 @ 100
2.759%, 05/01/2030	175,000	178,166
2.709%, 11/01/2029	200,000	203,835
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	871,716
		9,107,768

Connecticut - 0.09%
Connecticut Housing Finance Authority, Ser A-4, RB
Callable 01/15/2022 @ 100
0.300%, 11/15/2022	3,000,000	2,999,301

CCM Community Impact Bond Fund

	Principal Amount	Value
Delaware - 0.17%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	$5,290,855	$5,450,648

District of Columbia - 0.12%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,892,613	2,935,854
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	878,945	905,835
		3,841,689

Florida - 0.24%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	3,416,316	3,524,227
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,345,144	2,406,192
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	1,143,863	1,184,192
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	654,212	670,873
		7,785,484

Georgia - 0.01%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	79,709
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	408,012
		487,721

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	307,961

Illinois - 0.39%
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	156,050
2.765%, 01/01/2022	700,000	704,576
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	402,671
1.451%, 04/01/2027	540,000	542,507
1.118%, 10/01/2026	215,000	215,615
1.068%, 04/01/2026	470,000	470,278
0.968%, 10/01/2025	1,020,000	1,019,170
0.868%, 04/01/2025	495,000	494,138
0.501%, 10/01/2024	585,000	583,757
0.451%, 04/01/2024	950,000	948,675
0.353%, 10/01/2023	880,000	879,476
0.303%, 04/01/2023	430,000	429,922

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
0.253%, 10/01/2022	$710,000	$709,954
0.203%, 04/01/2022	625,000	624,934
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	316,188
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,727,320	1,774,453
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	970,330	980,327
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,475,000	1,538,773
		12,791,464

Iowa - 0.11%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	712,466
2.050%, 06/01/2024	845,000	869,833
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	242,652
2.050%, 06/01/2024	575,000	591,898
Hawkeye Community College, Ser 1, GO
Callable 10/04/2021 @ 100
2.600%, 06/01/2022	245,000	245,488
Iowa State Finance Authority, RB
Callable 01/01/2022 @ 100
2.300%, 09/01/2040	698,836	701,697
		3,364,034

Kentucky - 0.25%
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	25,987
2.928%, 07/01/2022	335,000	340,923
2.878%, 01/01/2022	300,000	300,023
Kentucky State Housing Corp., Ser A, RB
Callable 10/04/2021 @ 100
4.268%, 01/01/2028	3,000,000	3,015,545
4.250%, 07/01/2033	355,000	355,899
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	174,210
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	130,000	136,199
3.500%, 01/01/2040	1,340,000	1,404,594
3.499%, 07/01/2031	750,000	782,203
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,865,000	1,989,852
		8,525,435

CCM Community Impact Bond Fund

	Principal Amount	Value
Louisiana - 0.04%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	$1,364,289	$1,391,859

Maryland - 0.16%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	732,709
Maryland State Community Development Administration, Ser A, RB
Callable 03/01/2022 @ 100
4.000%, 09/01/2025	860,000	870,594
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	150,000	152,950
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,630,000	1,702,386
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	240,000	253,854
Maryland State Community Development Administration, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,225,901	1,292,010
Montgomery County, RB
Callable 10/04/2021 @ 100
4.600%, 05/01/2026	200,000	200,679
		5,205,182

Massachusetts - 0.49%
Massachusetts State Housing Finance Agency, RB
4.500%, 04/15/2054	3,239,733	3,385,366
3.450%, 12/01/2023	190,000	200,817
3.400%, 06/01/2023	180,000	188,292
3.350%, 12/01/2022	95,000	98,213
3.300%, 06/01/2022	180,000	183,692
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	264,559
2.950%, 06/01/2025	250,000	263,922
2.900%, 12/01/2024	250,000	262,969
2.800%, 06/01/2024	275,000	287,682
2.650%, 12/01/2023	250,000	259,623
2.550%, 06/01/2023	355,000	366,064
2.450%, 12/01/2022	250,000	255,664
2.250%, 12/01/2021	250,000	251,120
Massachusetts State Housing Finance Agency, RB
3.350%, 12/01/2023	430,000	456,500
3.300%, 06/01/2023	225,000	235,982
3.250%, 12/01/2022	240,000	248,582

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
3.200%, 06/01/2022	$300,000	$306,385
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	290,000	291,731
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,745,757
4.750%, 12/01/2045	2,870,000	3,009,757
4.550%, 12/01/2035	410,000	433,232
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	262,776
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	66,306
Massachusetts State Housing Finance Agency, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	163,765
3.530%, 12/01/2029	660,000	703,351
3.450%, 06/01/2029	300,000	319,579
		15,511,686

Michigan - 0.46%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	476,082
3.527%, 04/01/2023	465,000	485,816
3.376%, 10/01/2022	385,000	396,370
3.276%, 04/01/2022	450,000	457,069
3.126%, 10/01/2021	445,000	445,941
1.672%, 12/01/2028	1,080,000	1,074,158
1.670%, 12/01/2024	160,000	163,447
1.622%, 06/01/2028	1,055,000	1,050,238
1.620%, 06/01/2024	165,000	168,482
1.599%, 04/01/2027	250,000	252,383
1.512%, 12/01/2027	1,085,000	1,081,021
1.412%, 06/01/2027	605,000	602,157
1.398%, 12/01/2023	150,000	152,380
1.298%, 06/01/2023	100,000	101,315
1.241%, 10/01/2026	485,000	487,397
1.198%, 12/01/2026	490,000	487,522
1.196%, 12/01/2022	100,000	100,960
1.191%, 04/01/2026	300,000	301,073
1.118%, 06/01/2026	585,000	582,318
1.096%, 06/01/2022	100,000	100,560
1.091%, 10/01/2025	485,000	486,161
1.046%, 12/01/2021	100,000	100,191
1.038%, 12/01/2025	95,000	94,606
0.991%, 04/01/2025	250,000	250,733
0.958%, 06/01/2025	400,000	399,113
0.752%, 12/01/2024	450,000	449,251
0.692%, 06/01/2024	350,000	349,628
0.577%, 10/01/2024	475,000	474,079
0.496%, 12/01/2023	230,000	229,901

CCM Community Impact Bond Fund

	Principal Amount	Value
0.436%, 06/01/2023	$175,000	$174,955
0.408%, 10/01/2023	500,000	499,754
0.326%, 06/01/2022	185,000	184,946
0.258%, 10/01/2022	250,000	249,916
0.208%, 04/01/2022	250,000	249,937
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.327%, 10/01/2029	335,000	357,525
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,330,000	1,407,052
		14,924,437

Minnesota - 0.05%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	310,000	317,503
2.992%, 07/01/2023	95,000	98,503
2.942%, 01/01/2023	190,000	195,292
2.897%, 07/01/2022	170,000	173,162
2.847%, 01/01/2022	175,000	176,308
Minnesota State Housing Finance Agency, Ser N, RB
Callable 10/04/2021 @ 100
5.760%, 01/01/2037	5,000	5,020
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	222,383	227,044
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	50,000	51,121
		1,243,953

Mississippi - 0.02%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	628,324	639,308

Nebraska - 0.11%
Nebraska State Investment Finance Authority, Ser B, AMT, RB
Callable 09/03/2021 @ 100
0.050%, 03/01/2048 (d) (e)	3,400,000	3,400,000

New Hampshire - 0.04%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	175,000	179,310
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	170,000	174,094
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	505,000	526,093
		879,497

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
New Jersey - 0.93%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	$475,000	$507,131
3.900%, 05/01/2023	460,000	483,935
3.800%, 11/01/2022	450,000	466,376
3.650%, 05/01/2022	430,000	438,983
3.550%, 11/01/2021	425,000	427,138
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	625,352
3.550%, 05/01/2025	1,100,000	1,191,025
3.500%, 11/01/2024	535,000	576,935
3.450%, 05/01/2024	1,035,000	1,105,072
3.368%, 11/01/2025	450,000	487,170
3.350%, 05/01/2023	980,000	1,022,096
3.250%, 05/01/2022	200,000	203,460
3.228%, 11/01/2024	360,000	384,012
3.200%, 11/01/2021	415,000	416,774
2.928%, 11/01/2023	365,000	381,318
2.740%, 11/01/2022	300,000	307,237
2.490%, 11/01/2021	430,000	431,339
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.566%, 11/01/2021	70,000	70,341
3.422%, 05/01/2023	2,850,000	2,983,084
3.033%, 05/01/2022	1,000,000	1,017,481
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
Callable 11/01/2021 @ 100
5.086%, 11/01/2043	4,785,000	4,811,484
4.886%, 11/01/2032	1,435,000	1,443,136
4.566%, 11/01/2027	900,000	905,245
3.716%, 11/01/2022	125,000	125,625
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,686,203
4.200%, 11/01/2024	505,000	540,428
4.100%, 05/01/2024	485,000	519,122
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	469,266
4.625%, 11/01/2036	335,000	367,355
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	382,632
4.868%, 11/01/2047	1,300,000	1,432,095
4.698%, 11/01/2037	500,000	550,721
4.218%, 11/01/2032	1,355,000	1,479,356
3.718%, 11/01/2028	285,000	308,424

CCM Community Impact Bond Fund

	Principal Amount	Value
3.618%, 11/01/2027	$695,000	$752,812
3.568%, 11/01/2026	435,000	475,219
		30,775,382

New Mexico - 0.09%
New Mexico State Mortgage Finance Authority, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	413,293	417,698
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,545,000	2,607,194
		3,024,892

New York - 4.61%
New York City Housing Development Corp., RB
3.078%, 08/01/2025	250,000	269,703
3.028%, 02/01/2025	350,000	374,654
2.954%, 08/01/2024	150,000	160,200
2.854%, 02/01/2024	150,000	158,496
2.704%, 08/01/2023	280,000	292,616
2.604%, 02/01/2023	300,000	309,907
2.570%, 08/01/2022	370,000	377,934
2.470%, 02/01/2022	320,000	322,998
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	828,360
3.364%, 05/01/2025	535,000	580,932
3.290%, 11/01/2024	1,065,000	1,150,191
3.190%, 05/01/2024	535,000	572,400
3.178%, 05/01/2024	1,070,000	1,144,462
3.121%, 05/01/2023	4,000,000	4,187,336
3.028%, 11/01/2023	500,000	528,408
3.021%, 05/01/2022	255,000	259,747
3.021%, 11/01/2022	3,000,000	3,097,061
2.990%, 11/01/2023	270,000	285,120
2.978%, 05/01/2023	1,245,000	1,300,356
2.890%, 05/01/2023	450,000	469,351
2.880%, 11/01/2021	180,000	180,792
2.838%, 11/01/2022	1,000,000	1,030,228
2.810%, 11/01/2022	300,000	308,971
2.738%, 05/01/2022	710,000	721,884
2.710%, 05/01/2022	250,000	254,138
2.638%, 11/01/2021	750,000	753,002
2.560%, 11/01/2021	500,000	501,938
New York City Housing Development Corp., Ser D-1, RB
2.710%, 11/01/2021	1,435,000	1,440,913
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	1,060,936
3.363%, 05/01/2023	2,150,000	2,259,322
3.263%, 11/01/2022	1,500,000	1,552,747
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,642,471
3.110%, 05/01/2023	1,525,000	1,596,144
3.050%, 11/01/2022	705,000	728,047
2.950%, 05/01/2022	1,610,000	1,639,211

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	$640,000	$656,776
1.874%, 11/01/2027	945,000	965,110
1.844%, 05/01/2027	1,450,000	1,482,268
1.744%, 11/01/2026	280,000	286,415
1.694%, 05/01/2026	380,000	388,431
1.448%, 11/01/2025	375,000	380,691
New York City Housing Development Corp., RB
3.899%, 11/01/2026	3,295,000	3,721,110
3.750%, 11/01/2024	3,050,000	3,337,774
3.453%, 11/01/2022	570,000	591,302
2.468%, 11/01/2024	135,000	142,683
2.368%, 05/01/2024	500,000	524,099
2.316%, 05/01/2023	1,820,000	1,880,940
2.280%, 11/01/2022	3,000,000	3,071,239
2.230%, 05/01/2022	475,000	481,351
2.144%, 11/01/2022	100,000	102,217
2.044%, 05/01/2022	500,000	506,068
1.931%, 11/01/2021	615,000	616,750
1.860%, 05/01/2028	2,110,000	2,140,324
1.677%, 11/01/2028	800,000	799,150
1.577%, 05/01/2028	500,000	498,274
1.477%, 11/01/2027	300,000	299,390
1.377%, 05/01/2027	200,000	199,381
1.123%, 11/01/2026	250,000	247,736
1.061%, 11/01/2025	2,010,000	2,011,326
1.023%, 05/01/2026	245,000	242,771
0.163%, 11/01/2022	785,000	784,976
0.113%, 05/01/2022	345,000	344,930
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	776,275
2.478%, 05/01/2025	745,000	783,884
2.320%, 11/01/2024	1,130,000	1,189,079
2.270%, 05/01/2024	1,260,000	1,317,468
2.120%, 05/01/2023	590,000	607,837
New York City Housing Development Corp., RB
2.361%, 02/01/2028	750,000	784,326
2.233%, 08/01/2027	2,050,000	2,132,070
2.183%, 02/01/2027	1,590,000	1,653,489
2.083%, 02/01/2026	660,000	686,021
1.980%, 08/01/2025	865,000	897,500
1.930%, 02/01/2025	600,000	620,587
New York City Housing Development Corp., RB
2.150%, 02/01/2029	550,000	559,895
2.100%, 08/01/2028	540,000	554,990
2.000%, 02/01/2028	450,000	460,720
1.750%, 08/01/2027	775,000	786,230
1.700%, 02/01/2027	760,000	771,255
1.600%, 08/01/2026	500,000	508,467
1.550%, 02/01/2026	480,000	487,934
1.300%, 08/01/2025	310,000	313,576
1.250%, 02/01/2025	365,000	369,199
New York City Housing Development Corp., Ser E, RB
2.770%, 11/01/2021	650,000	652,742

CCM Community Impact Bond Fund

	Principal Amount	Value
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	$7,904,054	$8,133,376
New York City Housing Development Corp., Ser I, RB
Callable 11/01/2021 @ 100
3.609%, 11/01/2027	240,000	240,905
New York City Housing Development Corp., Ser E, RB
Callable 11/01/2021 @ 100
3.700%, 11/01/2025	325,000	326,595
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,045,014
3.310%, 11/01/2024	1,610,000	1,699,087
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	794,488
3.278%, 05/01/2025	1,060,000	1,124,094
3.228%, 11/01/2024	725,000	772,733
New York City Housing Development Corp., RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	781,431
3.428%, 02/01/2029	400,000	425,236
3.378%, 08/01/2028	525,000	558,108
3.328%, 02/01/2028	300,000	319,154
3.278%, 08/01/2027	425,000	453,464
3.228%, 02/01/2027	400,000	427,323
3.178%, 08/01/2026	325,000	349,226
3.128%, 02/01/2026	475,000	511,100
New York City Housing Development Corp., RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	1,054,322
2.768%, 11/01/2026	1,000,000	1,059,547
2.618%, 05/01/2026	500,000	527,067
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	754,120
3.714%, 11/01/2028	395,000	427,602
3.614%, 11/01/2027	1,110,000	1,207,622
3.564%, 11/01/2026	505,000	554,120
3.514%, 05/01/2026	1,025,000	1,126,482
New York City Housing Development Corp., RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	1,034,927
2.511%, 08/01/2029	1,240,000	1,282,517
2.461%, 02/01/2029	2,195,000	2,269,877
2.411%, 08/01/2028	1,000,000	1,044,545
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	786,475
2.238%, 05/01/2030	770,000	789,948
2.188%, 11/01/2029	455,000	466,367
2.138%, 05/01/2029	1,220,000	1,249,953

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
2.098%, 11/01/2028	$1,225,000	$1,255,992
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	906,569
2.250%, 02/01/2030	865,000	884,431
2.200%, 08/01/2029	850,000	868,454
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,985,897
2.003%, 05/01/2030	3,175,000	3,193,113
1.953%, 11/01/2029	1,800,000	1,814,632
1.903%, 05/01/2029	1,225,000	1,234,341
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 10/04/2021 @ 100
4.900%, 08/15/2025 (e)	110,000	110,370
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 10/04/2021 @ 100
5.050%, 08/15/2039 (e)	1,130,000	1,132,561
New York State Mortgage Agency, Ser 237, RB
1.271%, 10/01/2026	3,750,000	3,768,507
1.221%, 04/01/2026	1,225,000	1,229,376
1.141%, 10/01/2025	2,375,000	2,380,670
1.041%, 04/01/2025	1,485,000	1,488,829
New York State Mortgage Agency, RB
2.180%, 10/01/2029	540,000	540,095
2.180%, 10/01/2029	485,000	485,084
2.080%, 10/01/2028	760,000	763,138
2.080%, 10/01/2028	960,000	963,959
1.816%, 10/01/2027	725,000	725,594
1.816%, 10/01/2027	565,000	565,463
1.666%, 10/01/2026	420,000	422,380
1.666%, 10/01/2026	920,000	925,214
1.316%, 10/01/2025	490,000	491,234
1.316%, 10/01/2025	265,000	265,667
1.136%, 10/01/2024	700,000	699,517
1.136%, 10/01/2024	370,000	369,745
0.894%, 10/01/2023	345,000	345,264
0.894%, 10/01/2023	120,000	120,093
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	508,887
New York State Mortgage Agency, Ser 171, RB
Callable 10/01/2021 @ 100
3.400%, 10/01/2022	1,815,000	1,819,185
New York State Mortgage Agency, Ser 172, RB
Callable 10/01/2021 @ 100
3.503%, 04/01/2022	100,000	100,250
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
4.116%, 04/01/2028	945,000	958,616
3.869%, 10/01/2025	4,355,000	4,423,330

CCM Community Impact Bond Fund

	Principal Amount	Value
New York State Mortgage Agency, RB
Callable 04/01/2029 @ 100
3.000%, 10/01/2033	$260,000	$263,830
New York State Mortgage Agency, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	499,139
2.280%, 10/01/2030	130,000	129,776
		149,194,029

North Carolina - 0.06%
North Carolina State Housing Finance Agency, Ser 33, RB
Callable 01/01/2022 @ 100
3.413%, 07/01/2022	165,000	166,531
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,500,000	1,540,655
		1,707,186

Ohio - 0.12%
Ohio State Housing Finance Agency, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	286,795	296,986
2.900%, 09/01/2037	3,310,979	3,407,069
		3,704,055

Oregon - 0.23%
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	387,379
Oregon State, GO
0.434%, 05/01/2024	1,485,000	1,481,508
0.201%, 05/01/2023	2,925,000	2,923,735
0.101%, 05/01/2022	2,195,000	2,194,382
Oregon State, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	228,230
		7,215,234

Pennsylvania - 0.29%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	242,008
5.410%, 06/01/2022	500,000	519,573
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	521,913
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	2,056,536
1.916%, 06/01/2023	475,000	488,359
1.826%, 06/01/2022	305,000	308,781
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,846,201
2.150%, 10/01/2024	2,000,000	2,078,843
		9,062,214

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Rhode Island - 0.16%
Rhode Island State Housing and Mortgage Finance Corp., Ser T, RB
3.439%, 10/01/2026	$510,000	$557,708
3.389%, 04/01/2026	505,000	549,211
3.269%, 10/01/2025	490,000	528,449
3.169%, 04/01/2025	385,000	412,503
3.128%, 10/01/2024	245,000	260,848
3.028%, 04/01/2024	200,000	211,118
2.928%, 10/01/2023	110,000	115,049
2.699%, 10/01/2022	245,000	250,908
2.599%, 04/01/2022	335,000	339,284
2.449%, 10/01/2021	125,000	125,214
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	101,143
1.646%, 04/01/2027	175,000	177,108
1.179%, 10/01/2025	275,000	275,524
1.129%, 04/01/2025	245,000	246,044
1.029%, 10/01/2024	150,000	150,766
0.979%, 04/01/2024	115,000	115,803
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	42,213
Rhode Island State Housing and Mortgage Finance Corp., RB
2.700%, 10/01/2028	145,000	152,527
2.600%, 10/01/2027	145,000	152,182
2.500%, 10/01/2026	70,000	73,342
2.400%, 10/01/2025	130,000	135,718
2.200%, 10/01/2023	115,000	118,552
2.000%, 10/01/2022	115,000	116,908
Rhode Island State Housing and Mortgage Finance Corp., Ser T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	566,862
Rhode Island State Housing and Mortgage Finance Corp., RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	99,997
		5,874,981

South Dakota - 0.03%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,486
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.800%, 05/01/2031	210,000	213,483
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	505,000	528,072
		767,041

Tennessee - 0.49%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	362,358

CCM Community Impact Bond Fund

	Principal Amount	Value
2.190%, 01/01/2029	$1,345,000	$1,389,321
2.120%, 07/01/2028	300,000	310,006
1.961%, 07/01/2027	750,000	770,944
1.911%, 01/01/2027	300,000	308,145
1.861%, 07/01/2026	530,000	543,877
1.811%, 01/01/2026	500,000	512,406
1.720%, 07/01/2025	550,000	563,727
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,550,000	2,629,762
2.308%, 01/01/2029	1,250,000	1,283,862
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	140,000	142,810
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,424,485
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,415,000	2,618,500
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,620,000	1,679,697
2.408%, 01/01/2030	1,585,000	1,636,829
		16,176,729

Texas - 0.11%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	947,765
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	554,030
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,680,000	1,695,398
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,279
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	353,368	363,677
		3,571,149

Utah - 0.26%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	675,000	683,028
2.850%, 01/01/2029	785,000	793,437
2.800%, 07/01/2028	710,000	717,823
2.750%, 01/01/2028	790,000	809,108
2.700%, 07/01/2027	1,405,000	1,438,517
2.650%, 01/01/2027	1,060,000	1,084,281

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	$525,000	$529,803
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	795,000	817,817
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,580,000	1,703,303
		8,577,117

Virginia - 0.41%
Fairfax County Economic Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.380%, 10/01/2033	500,000	548,743
Virginia Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	453,658
1.319%, 06/01/2027	500,000	501,989
0.985%, 06/01/2026	1,230,000	1,228,733
0.835%, 06/01/2025	625,000	624,920
0.489%, 06/01/2024	1,320,000	1,318,127
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	246,278	257,208
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	101,002	105,925
3.100%, 06/25/2041	3,778,812	3,923,174
2.950%, 10/25/2049	1,605,398	1,667,511
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,033,520
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	533,300
		13,196,808

Washington - 0.11%
King County Housing Authority, RB
Callable 10/19/2021 @ 100
6.375%, 12/31/2046	3,520,000	3,561,699

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
2.300%, 11/01/2021	500,000	501,369

TOTAL MUNICIPAL BONDS (Cost $393,755,563)		405,312,481

CORPORATE BONDS - 11.75%
Amazon.com
0.25%, 05/12/2023	13,914,000	13,943,900
Andrew W Mellon Foundation
0.95%, 08/01/2027	12,238,000	12,076,419
Apple
3.00%, 06/20/2027	19,497,000	21,500,512

CCM Community Impact Bond Fund

	Principal Amount	Value
Bank of America Corp.
0.98%, VAR United States Secured Overnight Financing Rate + 0.910%, 09/25/2025	$33,381,000	$33,474,645
1.49%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	28,299,000	28,771,433
2.46%, VAR ICE LIBOR USD 3 Month + 0.870%, 10/22/2025	22,767,000	23,833,885
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month + 0.650%, 01/25/2023	9,500,000	9,614,788
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	5,304,895
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,440,258
Century Housing Corp.
0.30%, 07/15/2022	1,000,000	999,847
0.40%, 02/15/2022	5,000,000	5,002,172
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,012,761
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (f)	13,949,000	13,981,963
ERP Operating
4.15%, 12/01/2028	1,000,000	1,156,341
Howard University
1.99%, 10/01/2025	1,000,000	1,014,062
JPMorgan Chase
0.56%, VAR United States Secured Overnight Financing Rate + 0.420%, 02/16/2025	43,986,000	43,877,821
0.65%, VAR United States Secured Overnight Financing Rate + 0.600%, 09/16/2024	28,618,000	28,700,415
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,911,485
3.01%, 03/01/2022	2,760,000	2,778,768
Massachusetts Higher Education Assistance Corp.
2.67%, 07/01/2031	5,000,000	5,200,915
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (f)	13,923,000	13,948,564
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	2,905,504
PNC Financial Services Group
1.15%, 08/13/2026	23,702,000	23,888,247
Prologis
1.25%, 10/15/2030	5,716,000	5,430,299
Prudential Financial
1.50%, 03/10/2026	13,838,000	14,102,797
Reinvestment Fund
3.38%, 02/15/2022	425,000	428,484
3.48%, 02/15/2023	2,475,000	2,544,063
3.70%, 02/15/2025	150,000	160,056
salesforce.com
1.50%, 07/15/2028	13,671,000	13,722,200
Salvation Army
5.64%, 09/01/2026	3,475,000	4,178,887
Truist Financial Corp.
1.27%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	7,420,000	7,443,012
United Jewish Appeal-Federation of Jewish Philanthropies of New York

CCM Community Impact Bond Fund	(Unaudited)

	Principal Amount	Value
0.70%, 02/01/2023	$825,000	$825,788
0.92%, 02/01/2024	1,010,000	1,009,916
USAA Capital Corp.
0.50%, 05/01/2024 (f)	12,000,000	11,977,305
1.50%, 05/01/2023 (f)	4,500,000	4,589,775
2.13%, 05/01/2030 (f)	5,846,000	5,949,938
Visa
0.75%, 08/15/2027	7,609,000	7,482,510

TOTAL CORPORATE BONDS (Cost $376,970,000)		380,184,630

ASSET-BACKED SECURITIES - 6.74%
Dividend Solar Loans
3.67%, 08/22/2039 (f)	5,002,244	5,340,764
FREED Trust
0.66%, 03/20/2028 (f)	3,372,659	3,374,641
0.68%, 06/19/2028 (f)	4,536,541	4,538,901
2.52%, 03/18/2027 (f)	5,006,119	5,022,346
4.52%, 06/18/2027 (f)	8,632	8,645
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (f)	7,383,000	7,405,149
2.10%, 05/20/2048 (f)	9,151,169	9,163,920
Helios Issuer
2.98%, 06/20/2047 (f)	2,933,813	3,067,477
Invitation Homes Trust
1.00%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (f)	2,986,499	2,990,714
Loanpal Solar Loan
2.22%, 03/20/2048 (f)	4,268,716	4,316,204
2.29%, 01/20/2048 (f)	3,226,811	3,289,968
2.47%, 12/20/2047 (f)	2,669,080	2,736,375
Mill City Solar Loan
3.69%, 07/20/2043 (f)	1,906,786	2,047,459
4.34%, 03/20/2043 (f)	2,665,780	2,932,467
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (f)	5,499,910	5,460,797
1.51%, 12/20/2046 (f)	7,210,778	7,171,418
1.64%, 04/22/2047 (f)	11,754,715	11,766,906
2.10%, 04/20/2046 (f)	1,531,836	1,566,536
3.82%, 06/22/2043 (f)	4,949,298	5,269,521
4.01%, 06/22/2043 (f)	3,261,514	3,523,451
4.20%, 02/22/2044 (f)	3,553,187	3,876,160
4.45%, 06/20/2042 (f)	1,009,320	1,080,233
Oportun Funding XIV
1.21%, 03/08/2028 (f)	13,900,000	13,947,724
Oportun Issuance Trust
1.47%, 05/08/2031 (f)	4,593,000	4,603,983
Sunnova Helios II
1.62%, 07/20/2048 (f)	25,565,513	25,545,035
1.80%, 02/20/2048 (f)	2,644,229	2,638,517
TES
4.33%, 10/20/2047 (f)	4,143,403	4,438,658
Tesla Auto Lease Trust
0.36%, 03/20/2025 (f)	12,253,000	12,263,621
0.55%, 05/22/2023 (f)	97,234	97,349
2.16%, 10/20/2022 (f)	13,976,000	14,118,798

CCM Community Impact Bond Fund

	Principal Amount	Value
Toyota Auto Receivables
0.14%, 01/16/2024	$22,751,000	$22,739,324
0.26%, 11/17/2025	21,806,000	21,768,873

TOTAL ASSET-BACKED SECURITIES (Cost $216,172,071)		218,111,934

U.S. TREASURY OBLIGATIONS - 5.19%
U.S. Treasury Notes
0.25%, 06/15/2024	10,000,000	9,968,750
0.63%, 07/31/2026	42,000,000	41,711,250
0.75%, 05/31/2026	50,000,000	50,013,672
1.00%, 07/31/2028	43,000,000	42,785,000
1.25%, 06/30/2028	8,500,000	8,604,922
1.63%, 05/15/2031	14,600,000	15,053,969

TOTAL U.S. TREASURY OBLIGATIONS (Cost $167,846,914)		168,137,563

BANK DEPOSIT PROGRAMS - 2.67%
CNOTE GROUP, Inc. Promise Account
0.20%, 06/01/2022	3,000,000	3,000,000
TriState Capital
0.30%, 11/01/2021	83,363,203	83,363,203

TOTAL BANK DEPOSIT PROGRAMS (Cost $86,363,203)		86,363,203

SHORT-TERM INVESTMENT - 1.10%
Money Market Fund - 1.10%
First American Government Obligations Fund, Class X, 0.03%, (g)	35,457,405	35,457,405
TOTAL SHORT-TERM INVESTMENT (Cost $35,457,405)		35,457,405

Total Investments (Cost $3,203,791,575) - 100.46%		$3,250,987,576
Liabilities in Excess of Other Assets, Net - (0.46)%		(15,017,742)
NET ASSETS - 100.00%		$3,235,969,834

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2021 is $10,033,539, which represents 0.31% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2021, these securities amounted to $224,051,282, which represents 6.92% of total net assets.

(g)	The rate shown is the 7-day effective yield as of August 31, 2021.

AMT — Alternative Minimum Tax
Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLB — Federal Home Loan Bank
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation

CCM Community Impact Bond Fund	(Unaudited)

HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at August 31, 2021:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,947,386,821	$10,033,539		$1,957,420,360
Municipal Bonds	—	405,312,481	—		405,312,481
Corporate Bonds	—	380,184,630	—		380,184,630
Asset-Backed Securities	—	218,111,934	—		218,111,934
U.S. Treasury Obligations	65,067,641	103,069,922	—		168,137,563
Bank Deposit Programs	—	86,363,203	—		86,363,203
Short-Term Investment	35,457,405	—	—		35,457,405
Total Investments in Securities	$100,525,046	$3,140,428,991	$10,033,539	*	$3,250,987,576

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$10,268,639
Accrued discounts/premiums	(212)
Realized gain/(loss)	(2,165)
Change in unrealized appreciation/(depreciation)	(22,320)
Purchases	(991,139)
Sales	(37,366)
Transfers into Level 3	818,102
Transfers out of Level 3	—
Ending balance as of August 31, 2021	$10,033,539
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(22,320)

For the period ended August 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Community Impact Bond Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$10,033,539	Matrix Pricing	FHA Project Loans Structure Average Life Years Spread to Benchmark Variance to Dealer Average

1 out of lockout with
remaining maturity term
range 0.25 years. The
remaining FHA Securities
have a lockout range 0.67-
3.33 (1.61) Years.

0.15-3.53 (1.71) Years
N+255 - N+527 (N+372)

-3.50%-2.59% (-0.68%)

			GNMA Multifamily Structure Average Life Years Spread to Benchmark Variance to Dealer Average	Sequential/Pass Thru 4.99 Years N+67 -0.03%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2021, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.